UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Brian C. Janssen

Capital World Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund® Semi-annual report for the six months ended June 30, 2019

Find diverse total
return opportunities
in global bonds.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Capital World Bond Fund seeks to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2019 (the most recent calendar year end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	2.60%	0.38%	2.88%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.86% for Class A shares as of the prospectus dated March 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Global bonds rallied in the first six months of Capital World Bond Fund’s fiscal year. Investors appeared to shrug off concerns around slowing global growth and U.S./China trade tensions, focusing instead on the dovish tone struck by central banks in the U.S., eurozone and Japan following the late-2018 global stock market selloff.

Over the six-month period ended June 30, 2019, the fund recorded a total return of 6.41%. This result outpaced the Bloomberg Barclays Global Aggregate Index, a measure of global investment-grade (rated BBB/Baa and above) fixed income markets, which rose 5.57%. See the table below for longer term results.

The fund paid dividends of 9 cents in March and 10 cents a share in June. Fund investors who reinvested their dividends earned an income return of 0.99%, the same as those who took dividends in cash.

The fund’s chosen exposure to currencies and countries, helped results relative to the market index. Less-than-index exposure to the euro and greater-than-index exposure to the Mexican peso were both significant positive factors for the six-month period ended June 30, 2019. However, less-than-index exposure to the Canadian dollar detracted.

The portfolio’s currency positioning is managed by emphasizing bonds issued in particular currencies our analysts like — sometimes using derivatives such as forward

Results at a glance

For periods ended June 30, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Capital World Bond Fund (Class A shares)	6.41%	6.61%	1.16%	3.27%	5.98%
Bloomberg Barclays Global Aggregate Index[2]	5.57	5.85	1.20	2.89	5.91
Lipper Global Income Funds Average[3]	6.43	6.37	1.73	3.86	6.17

[1]	Since August 4, 1987.
[2]	Bloomberg Barclays source: Bloomberg Index Services Ltd. The Bloomberg Barclays Global Aggregate Index began on December 31, 1989. For the period of August 4, 1987, to December 31, 1989, the FTSE World Government Bond Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. FTSE data: © 2019 FTSE Index LLC. All rights reserved.
[3]	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, at americanfunds.com.

Capital World Bond Fund	1

currency contracts to increase or decrease currency exposures. Similarly, interest rate swaps can help the fund to gain more precisely targeted exposures to interest rates in specific countries.

Unlike some competitor funds, Capital World Bond Fund’s approach is relatively cautious and diversified. The fund’s six-month result was in line with the Lipper Global Income Funds Average, a peer-group measure, which gained 6.43%. As a category, “Global Income” includes a broad spectrum of funds, such as those with substantial investments in high-yield (rated BB/Ba and below) bonds, for example.

United States

Although unemployment in the U.S. remains at a multi-decade low, economic data has weakened overall. Inflation has been subdued and manufacturing activity has slowed. This points toward a deceleration from the 3.1% growth notched in the first quarter.

Why might growth moderate? One probable cause is the U.S./China trade dispute; the fading impacts of tax cuts and increased federal spending in 2018 are also likely culprits.

In June, the Federal Reserve announced its readiness to act to sustain growth. In response, market prices began to reflect prospects for significant rate cuts through 2020. On July 31, 2019 (after the period covered by this letter), the Fed lowered its federal funds target rate by one-quarter of a percentage point to a range of 2.00% to 2.25%.

In the first half of 2019, portfolio managers trimmed holdings of nominal Treasuries. At the same time we increased exposure to Treasury Inflation-Protected Securities (TIPS) amid attractive valuations. Investments in agency pass-through mortgage securities were also increased to bolster portfolio diversification.

Excluding cash, U.S. dollar-denominated debt accounted for 44.2% of the fund’s portfolio as of June 30, before currency hedging. This amount included 13.8% in Treasury bonds and notes.

Europe

Mario Draghi, the outgoing president of the European Central Bank (ECB), gave a speech in mid-June that many observers equated to his “whatever it takes” commitment during the euro crisis in 2012. Reacting to weakening economic data, Draghi indicated the central bank may consider several stimulus measures, including the resumption of a previously halted bond-buying program and lowering rates further into negative territory.

The ECB’s dovish policy approach will likely continue through the upcoming change of leadership. Draghi’s term expires in October and Christine Lagarde, the departing chairwoman of the International Monetary Fund, is due to take the helm.

2	Capital World Bond Fund

The yield (which moves inversely to price) on the 10-year German bund declined by 0.57 percentage points, ending the six-month period at –0.32%; the euro depreciated 0.4% against the U.S. dollar.

Investments in eurozone government bonds accounted for 18.6% of the fund’s portfolio (before currency hedging) as of June 30. Portfolio managers reduced holdings of government bonds from Germany while adding to investments in Italy. Any resumption of bond buying by the ECB could help sustain and intensify the Italian bond market rally.

The U.K. government failed to reach agreement on a plan to withdraw from the European Union. We have, therefore, grown more cautious and trimmed exposure to both government bonds and the British pound.

Other developed markets

Japanese economic data was mixed. U.S./China trade friction reduced Japan’s exports, which trended lower. The Bank of Japan held rates steady at its June meeting, even as inflation remained well below its 2% target. Core inflation rose 0.8% in May, down slightly from April. The yield on 10-year Japanese government bonds also returned to negative territory.

Given the prevalence of sub- and near-zero yields among Japanese bonds, the fund’s exposure to Japan remains less than that of the index. Over the six-month period, portfolio managers added to investments in inflation-linked government bonds. As of June 30, Japanese government bonds accounted for 15.4% of the fund’s portfolio, before currency hedging.

Developing markets

Emerging markets bonds recorded strong six-month gains. Mexico and India remain among the fund portfolio’s larger holdings. Lately, we have added to investments in Russia. Recent improvements in Russia’s fiscal situation and indications that inflation may be close to its peak could act as tailwinds to the local bond market. We also increased investments in Chinese bonds, which offered good relative value amid the broader bond market rally.

Looking ahead

Over the past six months we’ve seen a change of direction for global monetary policy. Bond market pricing has adjusted accordingly. We are mindful that we could see volatility pick up if the Fed does not act in line with market expectations. The inflationary impact from tariffs is one potential factor that may cause the Fed’s response to diverge from what is widely anticipated.

The prospect of Fed easing could reduce pressure on currencies and encourage rate cuts in certain developing economies. And, compared to the Fed, the market is anticipating very modest rate cuts by the ECB. Historically, times when the Fed eases faster than the ECB, have been associated with an appreciation in the euro.

Capital World Bond Fund	3

The portfolio has a less-than-benchmark exposure to the euro — though we have significantly reduced the magnitude of this underweight stance. The Norwegian Krone has become one of the portfolio’s larger currency exposures. Our investment analysts believe there’s potential for appreciation if, as anticipated, Norway’s central bank continues to steadily hike rates.

Broadly, the global bond rally has left us feeling less comfortable with valuations in the corners of the market that entail greater credit risk. In contrast, the muted inflation outlook reflected in prices for U.S. TIPS and certain other inflation-linked markets seems like a good opportunity. It seems quite possible that, in late-2019/ early-2020, the global economy could reaccelerate. And if it does not, central banks have said they’re ready to act. Both scenarios could be supportive of higher inflation expectations, which could support TIPS.

Management of exposure to countries — as well as currencies, interest rates and sectors — is a hallmark of this fund’s flexible approach. The fund also makes use of derivatives to achieve more targeted exposures, like when we think a bond market represents attractive value but currency weakness is a concern.

Finally, we’d like to take this opportunity to mention an addition to the fund’s portfolio manager line up. Andrew Cormack, who has 15 years of investment experience, has joined the manager team — he is based in London. Andrew replaces Mark Brett who retired from the fund. Thank you for your continued commitment to our relatively cautious, risk-disciplined and long-term approach to global bond investing. We look forward to reporting to you again in six months.

Cordially,

Thomas H. Høgh

President

August 8, 2019

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2019, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.72%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.02%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	Capital World Bond Fund

Where the fund’s assets are invested … and how those markets have done over the past six months as of June 30, 2019.

			Bond market total returns[1]
			Six months ended
	Capital World Bond Fund		June 30, 2019
Currency weighting by country	Before forward contracts	After forward contracts	In local currency		In U.S. dollars
United States[2]	44.2%	40.4%	6.3%		6.3%
EMU[3]	18.6	22.7	5.4		5.0
Japan	15.4	15.9	2.3		4.2
China	2.7	–0.1	1.5	[4]	1.5	[4]
Mexico	2.7	2.7	10.4		13.2
United Kingdom	2.1	3.4	5.3		5.2
India	1.5	0.6	6.7	[4]	7.9	[4]
Norway	1.3	1.8	1.8		3.3
Brazil	1.3	0.3	8.7	[4]	9.9	[4]
South Africa	1.2	1.2	7.6	[4]	9.7	[4]
Poland	1.1	0.8	2.4		3.1
Thailand	1.0	0.6	4.3		10.8
Indonesia	1.0	0.9	8.1		10.0
Canada	0.7	2.1	6.6		11.4
Nigeria	0.7	0.7	11.5	[4]	12.6	[4]
Chile	0.7	2.0	3.3		5.6
South Korea	0.6	0.8	3.4		–0.1
Colombia	0.6	0.6	7.2	[4]	8.6	[4]
Israel	0.6	0.1	5.0		10.0
Russian Federation	0.5	0.5	9.7		20.7
Malaysia	0.4	0.3	5.4		5.4
Egypt	0.4	0.4	—	[5]	—	[5]
Australia	0.2	0.1	7.1		6.7
Argentina	0.2	0.2	–4.3	[4]	–14.9	[4]
Dominican Republic	0.1	0.1	6.0	[4]	5.3	[4]
Uruguay	0.1	0.1	6.3	[4]	–2.2	[4]
Turkey	0.1	0.1	7.5	[4]	–1.2	[4]
Sweden	0.0	0.7	2.2		–2.4

[1]	Source: Bloomberg Barclays Global Aggregate Index.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 11.2%.
[3]	Countries using the euro as a common currency: Austria, Belgium, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Portugal and Spain. Euro-denominated debt includes corporate and European government debt.
[4]	Source: JP Morgan GBI–EM Broad Diversified Index.
[5]	This market is not included in the Bloomberg Barclays Global Aggregate Index or the JP Morgan GBI–EM Broad Diversified Index.

Capital World Bond Fund	5

Summary investment portfolio June 30, 2019	unaudited

Bonds & notes of governments & government agencies outside the U.S.
Eurozone*:
Italy	4.36%
Greece	2.93
Spain	1.42
France	.76
Germany	.75
Ireland	.28
Portugal	.14
Lithuania	.08
Belgium	.05
Austria	.01	10.78%
Japan		12.86
China		2.73
Mexico		2.53
United Kingdom		1.51
India		1.50
Indonesia		1.39
Romania		1.34
Norway		1.33
Brazil		1.26
South Africa		1.26
Poland		1.19
Thailand		1.04
Other		9.75
		50.47%

*	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

6	Capital World Bond Fund

Bonds, notes & other debt instruments 92.86%	Principal amount (000)		Value (000)
Euros 16.47%
Greece (Hellenic Republic of) 3.375% 2025		€72,105	$90,037
Greece (Hellenic Republic of) 3.875% 2029		108,050	138,007
Greece (Hellenic Republic of) 3.45%–4.20% 2024–2042		148,462	188,572
Italy (Republic of) 0.10% 2023[1]		129,378	143,946
Italy (Republic of) 1.85% 2024		94,540	110,538
Italy (Republic of) 2.80% 2028		167,685	204,683
Italy (Republic of) 3.10% 2040		63,715	76,117
Italy (Republic of) 1.35%–3.85% 2022–2049		65,770	76,410
Petróleos Mexicanos 3.125% 2020		2,430	2,818
Romania 4.625% 2049		64,851	89,317
Romania 2.50%–4.13% 2029–2039		76,654	97,083
Spain (Kingdom of) 1.45% 2027		65,225	81,629
Spain (Kingdom of) 1.45% 2029		57,420	71,954
Spain (Kingdom of) 0.40%–2.70% 2022–2048		39,800	47,800
Other securities			920,018
			2,338,929

Japanese yen 12.85%
Japan, Series 395, 0.10% 2020		¥19,209,000	178,968
Japan, Series 128, 0.10% 2021		9,487,050	88,547
Japan, Series 19, 0.10% 2024[1]		11,525,325	110,116
Japan, Series 18, 0.10% 2024[1]		11,092,500	105,616
Japan, Series 337, 0.30% 2024		15,524,150	148,474
Japan, Series 346, 0.10% 2027		30,252,300	288,459
Japan, Series 23, 0.10% 2028[1]		22,951,265	222,330
Japan, Series 24, 0.10% 2029[1]		9,532,126	92,390
Japan, Series 145, 1.70% 2033		8,945,000	102,445
Japan, Series 42, 1.70% 2044		8,370,200	103,298
Japan 0.10%–1.40% 2020–2049[1]		39,454,320	385,259
			1,825,902

Chinese yuan renminbi 2.73%
China Development Bank Corp., Series 1804, 4.69% 2023	CNY	500,000	76,152
China Development Bank Corp., Series 1805, 4.88% 2028		444,400	69,781
China Development Bank Corp., Series 1905, 3.48% 2029		913,700	130,380
China Development Bank Corp. 4.04%–4.73% 2025–2028		689,800	104,292
Other securities			6,688
			387,293

Mexican pesos 2.66%
Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN	503,000	20,906
United Mexican States, Series M, 5.75% 2026		1,558,500	73,904
United Mexican States, Series M, 7.50% 2027		3,650,900	190,032
United Mexican States 6.50%–10.00% 2021–2036		1,738,795	90,520
Other securities			2,598
			377,960

British pounds 1.68%
United Kingdom 1.00%–4.25% 2020–2065		£146,602	214,495
Other securities			24,172
			238,667

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Danish kroner 1.58%
Nykredit Realkredit AS, Series 01E, 1.50% 2037[2]	DKr	559,499	$88,474
Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]		735,260	115,820
Nykredit Realkredit AS 2.00%–2.50% 2037–2047[2]		124,927	19,994
			224,288

Indian rupees 1.52%
India (Republic of) 6.97% 2026	INR	4,380,000	63,679
India (Republic of) 6.79%–8.24% 2023–2030		9,036,350	133,631
Other securities			19,182
			216,492

Norwegian kroner 1.33%
Norway (Kingdom of) 3.75% 2021	NKr	784,141	96,235
Norway (Kingdom of) 2.00% 2023		527,089	63,602
Norway (Kingdom of) 3.00% 2024		227,770	28,809
			188,646

Brazilian reais 1.26%
Brazil (Federative Republic of) 0%–10.00% 2019–2029[1]	BRL	682,231	179,474

South African rand 1.20%
South Africa (Republic of), Series R-2048, 8.75% 2048	ZAR	1,813,100	116,085
South Africa (Republic of) 8.75%–10.50% 2026–2044		823,850	53,720
			169,805

Polish zloty 1.07%
Poland (Republic of), Series 1021, 5.75% 2021	PLN	296,270	86,854
Poland (Republic of) 2.50%–4.00% 2023–2027		233,300	64,586
			151,440

Thai baht 1.04%
Thailand (Kingdom of) 2.13%–3.78% 2026–2038	THB	4,227,790	147,435

Indonesian rupiah 0.95%
Indonesia (Republic of), Series 78, 8.25% 2029	IDR	843,895,000	63,467
Indonesia (Republic of) 6.13%–8.75% 2028–2034		1,015,969,000	71,701
			135,168

Romanian leu 0.03%
Romania 5.95% 2021	RON	15,000	3,765

U.S. dollars 41.66%
Comision Federal de Electricidad 4.75%–4.88% 2024–2027[3]		$3,870	4,010
Equinor ASA 3.625% 2028		11,065	11,936
Fannie Mae Pool #MA3692 3.50% 2049[2]		145,093	148,532
Fannie Mae Pool #CA3084 4.00% 2049[2]		188,496	195,772
Fannie Mae Pool #CA3129 4.00% 2049[2]		176,944	183,774
Fannie Mae 0%–7.00% 2022–2049[2,4]		84,191	87,095
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[2]		87,964	91,986
Indonesia (Republic of) 3.38%–6.75% 2021–2044[3]		46,900	50,209
Petrobras Global Finance Co. 6.00%–8.75% 2026–2028		1,400	1,602

8	Capital World Bond Fund

	Principal amount (000)	Value (000)
Petróleos Mexicanos 4.63%–6.50% 2022–2048	$16,626	$15,606
Poland (Republic of) 3.25%–4.00% 2024–2026	16,155	17,200
PT Indonesia Asahan Aluminium Tbk 5.23%–6.76% 2021–2048[3]	11,150	12,289
South Africa (Republic of) 5.50% 2020	9,300	9,461
Statoil ASA 3.25% 2024	1,050	1,098
U.S. Treasury 2.50% 2023	75,300	77,409
U.S. Treasury 2.75% 2023	91,350	94,986
U.S. Treasury 2.75% 2023	62,591	64,945
U.S. Treasury 2.25% 2024	172,250	176,172
U.S. Treasury 2.75% 2025	68,290	71,878
U.S. Treasury 2.25% 2027[5]	88,200	90,259
U.S. Treasury 2.75% 2028[5]	185,057	196,717
U.S. Treasury 2.875% 2028	57,600	61,832
U.S. Treasury 3.00% 2048[5]	55,680	61,000
U.S. Treasury 1.38%–3.13% 2020–2049[5]	387,817	400,458
U.S. Treasury Inflation-Protected Security 0.625% 2024[1,5]	104,159	106,066
U.S. Treasury Inflation-Protected Security 0.875% 2029[1]	394,522	415,922
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2049[1,5]	137,837	145,032
United Mexican States 3.75%–4.75% 2028–2044	5,060	5,193
Other securities		3,119,238
		5,917,677

Other 4.83%
Other securities		686,622

Total bonds, notes & other debt instruments (cost: $12,800,163,000)		13,189,563

Convertible bonds 0.00%
U.S. dollars 0.00%
Other securities		402

Total convertible bonds (cost: $435,000)		402

Convertible stocks 0.02%	Shares
U.S. dollars 0.02%
Other securities		2,741

Total convertible stocks (cost: $2,640,000)		2,741

Common stocks 0.02%
U.S. dollars 0.02%
Other securities		2,566

Total common stocks (cost: $6,027,000)		2,566

Rights & warrants 0.00%
U.S. dollars 0.00%
Other securities		56

Total rights & warrants (cost: $26,000)		56

Capital World Bond Fund	9

Short-term securities 6.68%	Principal amount (000)		Value (000)
Other short-term securities 4.65%
Greek Treasury Bill 0.41% due 12/6/2019		€51,350	$58,305
Italian Treasury Bill 0.06% due 5/14/2020		17,460	19,862
Japanese Treasury Bill (0.15%) due 8/19/2019		¥40,150,000	372,470
Nigerian Treasury Bills 12.34%-14.34% due 8/1/2019–3/5/2020	NGN	33,730,650,000	89,419
Other securities			120,908
			660,964

		Shares
Money market investments 2.03%
Capital Group Central Cash Fund		2,878,418	287,813

Total short-term securities (cost: $942,359,000)			948,777
Total investment securities 99.58% (cost: $13,751,650,000)			14,144,105
Other assets less liabilities 0.42%			59,968

Net assets 100.00%			$14,204,073

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $6,192,000, which represented .04% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $20,401,000, which represented .14% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $880,000, an aggregate cost of $687,000, and which represented .01% of the net assets of the fund) were acquired from 8/31/2018 to 11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

10	Capital World Bond Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [6]	Value at 6/30/2019 (000) [7]	Unrealized appreciation (depreciation) at 6/30/2019 (000)
30 Day Federal Funds Futures	Short	172	July 2019	$(71,672)	$(69,977)	$25
90 Day Euro Dollar Futures	Long	6,590	September 2019	1,647,500	1,614,468	1,493
90 Day Euro Dollar Futures	Short	6,590	September 2020	(1,647,500)	(1,621,881)	(1,071)
2 Year Euro-Schatz Futures	Long	297	September 2019	€29,700	37,921	57
2 Year U.S. Treasury Note Futures	Short	3,672	October 2019	$(734,400)	(790,140)	(1,921)
5 Year Euro-Bobl Futures	Long	567	September 2019	€56,700	86,678	364
5 Year U.S. Treasury Note Futures	Long	5,363	October 2019	$536,300	633,672	7,071
10 Year Euro-Bund Futures	Short	912	September 2019	€(91,200)	(179,137)	(1,992)
10 Year U.S. Treasury Note Futures	Long	1,919	September 2019	$191,900	245,572	4,263
10 Year Ultra U.S. Treasury Note Futures	Short	1,229	September 2019	(122,900)	(169,756)	(3,369)
20 Year U.S. Treasury Bond Futures	Long	715	September 2019	71,500	111,249	389
30 Year Euro-Buxl Futures	Long	219	September 2019	€21,900	50,527	1,684
30 Year Ultra U.S. Treasury Bond Futures	Long	63	September 2019	$6,300	11,186	152
						$7,145

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)
USD37,225	CNY252,700	Citibank	7/5/2019	$431
CNY252,700	USD37,569	Citibank	7/5/2019	(776)
GBP100,000	USD127,566	Morgan Stanley	7/8/2019	(505)
USD58,640	GBP46,550	Morgan Stanley	7/8/2019	(507)
EUR43,025	USD48,524	Bank of America, N.A.	7/10/2019	450
JPY3,402,100	USD31,587	HSBC Bank	7/10/2019	(2)
USD789	EUR700	Bank of America, N.A.	7/10/2019	(7)
USD2,670	CNH18,500	HSBC Bank	7/10/2019	(22)
USD2,729	EUR2,430	Goldman Sachs	7/10/2019	(37)
USD3,691	EUR3,295	HSBC Bank	7/10/2019	(59)
USD7,475	EUR6,677	JPMorgan Chase	7/10/2019	(125)
USD6,157	CAD8,265	Bank of America, N.A.	7/10/2019	(156)
USD8,222	THB257,294	Citibank	7/10/2019	(171)
USD6,863	MXN135,660	Morgan Stanley	7/10/2019	(191)
USD2,160	INR151,510	JPMorgan Chase	7/11/2019	(32)
AUD19,050	USD13,047	Goldman Sachs	7/12/2019	334
NOK36,250	EUR3,696	Citibank	7/12/2019	44
GBP11,900	USD15,170	JPMorgan Chase	7/12/2019	(47)
USD13,333	AUD19,050	Citibank	7/12/2019	(48)
USD53,939	ILS194,000	Goldman Sachs	7/12/2019	(468)
INR4,332,000	USD62,268	Citibank	7/15/2019	353
EUR34,344	USD38,766	JPMorgan Chase	7/15/2019	344
USD12,784	EUR11,326	JPMorgan Chase	7/15/2019	(113)
USD15,020	CNH104,100	HSBC Bank	7/15/2019	(131)

Capital World Bond Fund	11

Forward currency contracts (continued)

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)
USD61,066	INR4,332,000	Standard Chartered Bank	7/15/2019	$(1,555)
AUD27,600	USD18,957	UBS AG	7/16/2019	432
ILS49,100	USD13,757	HSBC Bank	7/16/2019	16
USD1,065	ILS3,800	HSBC Bank	7/16/2019	(1)
USD192	EUR170	Bank of New York Mellon	7/16/2019	(2)
USD384	CAD510	Bank of America, N.A.	7/16/2019	(5)
USD3,333	NZD5,000	Bank of America, N.A.	7/16/2019	(27)
USD3,026	CNH21,000	Citibank	7/16/2019	(31)
USD20,331	EUR17,880	JPMorgan Chase	7/16/2019	(31)
USD19,345	AUD27,600	Bank of America, N.A.	7/16/2019	(44)
USD8,879	CNH61,630	JPMorgan Chase	7/16/2019	(91)
EUR238,500	USD270,607	Bank of America, N.A.	7/17/2019	1,032
JPY6,138,000	USD56,705	Bank of America, N.A.	7/17/2019	313
GBP52,378	USD66,521	JPMorgan Chase	7/17/2019	62
SEK31,966	EUR3,000	UBS AG	7/17/2019	31
EUR1,500	USD1,702	JPMorgan Chase	7/17/2019	6
USD4,902	GBP3,860	JPMorgan Chase	7/17/2019	(5)
USD588	EUR523	Standard Chartered Bank	7/17/2019	(8)
EUR49,500	USD56,425	JPMorgan Chase	7/17/2019	(47)
USD9,987	EUR8,890	JPMorgan Chase	7/17/2019	(138)
USD43,274	EUR38,140	Bank of America, N.A.	7/17/2019	(165)
USD121	GBP95	JPMorgan Chase	7/18/2019	— [8]
USD3,484	AUD5,000	Goldman Sachs	7/18/2019	(29)
USD50,149	INR3,495,000	Standard Chartered Bank	7/18/2019	(354)
KRW19,197,000	USD16,238	Goldman Sachs	7/19/2019	399
KRW6,569,940	USD5,553	JPMorgan Chase	7/19/2019	141
JPY1,785,000	USD16,504	UBS AG	7/19/2019	80
USD4,111	CNH28,350	UBS AG	7/19/2019	(15)
USD7,014	AUD10,083	JPMorgan Chase	7/19/2019	(70)
USD18,994	CNH131,750	Bank of America, N.A.	7/19/2019	(182)
USD38,566	BRL150,210	Citibank	7/19/2019	(474)
EUR92,000	USD104,023	Morgan Stanley	7/22/2019	806
CAD134,150	USD101,741	Citibank	7/22/2019	759
USD2,889	THB89,810	UBS AG	7/22/2019	(42)
USD9,860	EUR8,720	Morgan Stanley	7/22/2019	(76)
USD20,130	INR1,403,450	Goldman Sachs	7/22/2019	(139)
EUR198,295	USD223,579	Goldman Sachs	7/23/2019	2,384
USD3,446	AUD5,000	Standard Chartered Bank	7/23/2019	(68)
EUR31,164	PLN132,875	Goldman Sachs	7/23/2019	(101)
USD27,424	EUR24,323	Goldman Sachs	7/23/2019	(293)
CLP125,668,000	USD183,937	JPMorgan Chase	7/24/2019	1,593
NOK24,543	EUR2,500	HSBC Bank	7/24/2019	31
USD1,898	EUR1,675	Standard Chartered Bank	7/24/2019	(11)
USD32,679	ILS117,650	Standard Chartered Bank	7/24/2019	(341)
USD52,074	EUR46,205	Goldman Sachs	7/24/2019	(583)
EUR22,735	USD25,547	JPMorgan Chase	7/25/2019	365
EUR11,423	USD12,813	JPMorgan Chase	7/25/2019	206
ZAR37,850	USD2,588	JPMorgan Chase	7/25/2019	90
USD30,764	CNH210,900	Standard Chartered Bank	7/25/2019	69
KRW4,419,640	USD3,762	Citibank	7/25/2019	68
THB344,000	USD11,183	HSBC Bank	7/25/2019	41
THB272,000	USD8,847	UBS AG	7/25/2019	28
NOK14,691	EUR1,500	JPMorgan Chase	7/25/2019	14

12	Capital World Bond Fund

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)
EUR2,450	USD2,796	Bank of America, N.A.	7/25/2019	$(4)
USD5,304	GBP4,230	JPMorgan Chase	7/25/2019	(76)
USD19,389	CNH134,500	HSBC Bank	7/25/2019	(186)
USD27,425	INR1,920,000	JPMorgan Chase	7/25/2019	(295)
USD32,905	EUR29,335	JPMorgan Chase	7/25/2019	(529)
USD38,950	THB1,216,600	HSBC Bank	7/25/2019	(747)
EUR103,663	USD117,451	Bank of America, N.A.	7/26/2019	707
AUD54,200	USD37,518	Morgan Stanley	7/26/2019	572
SEK946,300	USD101,872	Citibank	7/26/2019	257
USD79,721	JPY8,562,092	UBS AG	7/26/2019	128
USD40,942	CNH280,500	JPMorgan Chase	7/26/2019	118
USD10,329	GBP8,130	Bank of America, N.A.	7/26/2019	(11)
USD16,820	MYR69,920	HSBC Bank	7/26/2019	(93)
USD19,750	EUR17,431	Bank of America, N.A.	7/26/2019	(119)
USD41,074	AUD59,200	JPMorgan Chase	7/26/2019	(530)
CAD132,150	USD100,550	HSBC Bank	7/29/2019	438
USD10,130	EUR9,018	Bank of America, N.A.	7/29/2019	(151)
EUR25,680	USD29,101	Citibank	8/5/2019	193
GBP43,590	USD55,358	Bank of America, N.A.	8/5/2019	105
CHF5,200	USD5,321	Morgan Stanley	8/5/2019	26
USD4,775	GBP3,760	Bank of America, N.A.	8/5/2019	(9)
JPY805,490	USD7,519	Morgan Stanley	8/5/2019	(26)
USD21,298	EUR18,630	Citibank	8/6/2019	44
EUR4,250	USD4,859	Citibank	8/6/2019	(10)
USD10,087	INR710,000	Standard Chartered Bank	8/6/2019	(148)
USD127,244	CNH875,400	JPMorgan Chase	8/6/2019	(153)
JPY2,404,970	USD21,792	Morgan Stanley	8/8/2019	586
USD2,549	EUR2,255	Morgan Stanley	8/19/2019	(26)
USD4,675	EUR4,160	UBS AG	8/19/2019	(75)
NOK340,300	USD38,838	HSBC Bank	8/22/2019	1,122
AUD42,130	USD28,888	Goldman Sachs	8/22/2019	743
NOK169,600	USD19,604	Bank of America, N.A.	8/22/2019	312
USD29,221	AUD42,130	Bank of America, N.A.	8/22/2019	(410)
USD58,068	EUR51,650	Goldman Sachs	8/22/2019	(932)
JPY6,356,000	USD58,165	Standard Chartered Bank	8/28/2019	1,063
USD58,865	JPY6,356,000	Morgan Stanley	8/28/2019	(362)
JPY1,767,040	USD16,388	Standard Chartered Bank	9/5/2019	87
USD10,153	IDR147,905,420	Standard Chartered Bank	9/11/2019	(226)
USD120,495	CNH837,200	HSBC Bank	9/18/2019	(1,291)
INR1,290,000	USD18,400	HSBC Bank	9/20/2019	88
USD33,254	INR2,330,000	JPMorgan Chase	9/20/2019	(140)
USD23,037	THB730,000	Citibank	9/20/2019	(814)
USD2,144	EUR1,870	Bank of America, N.A.	9/27/2019	2
USD1,433	EUR1,250	JPMorgan Chase	9/27/2019	1
USD3,580	EUR3,130	Morgan Stanley	9/27/2019	(5)
USD251	BRL1,000	JPMorgan Chase	10/1/2019	(7)
USD1,800	EUR1,570	Bank of America, N.A.	12/12/2019	(9)
USD16,174	BRL64,000	Morgan Stanley	12/16/2019	(229)
BRL64,000	USD17,004	Citibank	12/16/2019	(601)
BRL3,030	USD775	JPMorgan Chase	12/18/2019	2
BRL108,000	USD27,690	JPMorgan Chase	12/18/2019	(16)
BRL76,970	USD19,771	JPMorgan Chase	12/18/2019	(48)
USD57,397	BRL230,000	Citibank	12/18/2019	(1,540)

Capital World Bond Fund	13

Forward currency contracts (continued)

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2019
(000)	(000)	Counterparty	date	(000)
BRL23,700	USD6,190	Morgan Stanley	12/20/2019	$(118)
BRL48,300	USD12,889	HSBC Bank	12/20/2019	(514)
USD17,923	BRL72,000	HSBC Bank	12/20/2019	(523)
USD58,131	BRL227,500	JPMorgan Chase	1/2/2020	(88)
USD1,065	EUR910	JPMorgan Chase	3/20/2020	10
USD2,099	EUR1,815	JPMorgan Chase	3/26/2020	(8)
USD23,221	EUR20,095	Bank of America, N.A.	3/26/2020	(99)
USD10,092	BRL40,000	JPMorgan Chase	4/1/2020	(63)
USD4,329	BRL17,700	JPMorgan Chase	4/1/2020	(165)
USD20,378	BRL83,000	JPMorgan Chase	4/1/2020	(693)
				$(2,888)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)
2.33%	U.S. EFFR	7/31/2019		$153,000	$(5)	$—	$(5)
2.305%	U.S. EFFR	7/31/2019		153,000	(9)	—	(9)
2.336%	U.S. EFFR	7/31/2019		305,000	(9)	—	(9)
2.328%	U.S. EFFR	7/31/2019		614,000	(22)	(1)	(21)
2.321%	U.S. EFFR	7/31/2019		922,500	(39)	—	(39)
U.S. EFFR	2.0275%	9/18/2019		273,000	— [8]	—	— [8]
U.S. EFFR	1.846%	6/7/2020		47,000	(28)	—	(28)
1.755%	U.S. EFFR	6/21/2020		47,000	(7)	—	(7)
U.S. EFFR	2.429%	12/27/2020		10,000	(118)	—	(118)
2.354%	U.S. EFFR	2/8/2021		23,500	279	—	279
0.163%	3-month SEK-STIBOR	2/10/2021	SKr	600,000	168	—	168
EONIA	(0.2051)%	3/5/2021		€65,000	(259)	—	(259)
0.175%	3-month SEK-STIBOR	3/23/2021	SKr	1,837,700	530	—	530
0.17%	3-month SEK-STIBOR	3/23/2021		1,837,700	520	—	520
0.1675%	3-month SEK-STIBOR	3/23/2021		1,837,700	515	—	515
0.1775%	3-month SEK-STIBOR	3/23/2021		786,500	229	—	229
2.103%	U.S. EFFR	3/28/2021		$35,000	311	—	311
U.S. EFFR	2.0775%	4/1/2021		11,900	(101)	—	(101)
2.08125%	U.S. EFFR	5/23/2021		17,500	169	—	169
3-month USD-LIBOR	2.312%	5/23/2021		35,000	(321)	—	(321)
1.7775%	3-month USD-LIBOR	6/21/2021		36,000	(18)	—	(18)
(0.0385)%	EONIA	12/4/2021		€338,800	3,984	—	3,984
(0.044)%	EONIA	12/11/2021		43,390	505	—	505
1.71375%	3-month Canada BA	6/3/2022	C$	50,000	(24)	—	(24)
1.2137%	3-month AUD-BBSW	6/4/2022	A$	48,000	175	—	175
1.7125%	3-month Canada BA	6/4/2022	C$	46,000	(23)	—	(23)
1.2217%	3-month AUD-BBSW	6/5/2022	A$	49,000	186	—	186
3-month USD-LIBOR	1.8805%	6/5/2022		$67,000	(260)	—	(260)
1.4322%	3-month NZD-BBR-FRA	6/6/2022	NZ$	52,000	77	—	77
1.426%	3-month NZD-BBR-FRA	6/6/2022		50,000	68	—	68

14	Capital World Bond Fund

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)
3-month USD-LIBOR	1.8402%	6/6/2022		$33,000	$(90)	$—	$(90)
3-month USD-LIBOR	1.888%	6/6/2022		32,900	(135)	—	(135)
3-month USD-LIBOR	1.893%	6/6/2022		79,100	(335)	—	(335)
1.1308%	6-month GBP-LIBOR	1/11/2023		£26,600	318	—	318
7.7225%	28-day MXN-TIIE	3/18/2024	MXN	1,341,000	1,256	—	1,256
3-month USD-LIBOR	2.18075%	3/29/2024		$9,100	(180)	—	(180)
3-month USD-LIBOR	2.194%	3/29/2024		9,200	(188)	—	(188)
3-month USD-LIBOR	2.21875%	3/29/2024		9,700	(209)	—	(209)
3-month USD-LIBOR	2.221%	4/1/2024		9,000	(195)	—	(195)
2.925%	3-month USD-LIBOR	12/7/2025		18,000	964	—	964
1.3798%	6-month GBP-LIBOR	1/11/2028		£18,350	719	—	719
0.37855%	6-month JPY-LIBOR	10/12/2028		¥4,200,000	1,397	—	1,397
U.S. EFFR	2.398%	2/8/2029		$5,000	(315)	—	(315)
3-month USD-LIBOR	2.3665%	3/27/2029		7,700	(292)	—	(292)
3-month USD-LIBOR	2.4745%	4/3/2029		6,300	(300)	—	(300)
3-month USD-LIBOR	1.9675%	6/21/2029		7,700	(8)	—	(8)
3-month USD-LIBOR	3.025%	12/7/2030		10,000	(895)	—	(895)
1.5598%	6-month GBP-LIBOR	1/11/2038		£10,700	819	—	819
						$(1)	$8,805

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2019 (000)
1.00%/Quarterly	CDX.NA.IG.32	6/20/2024	$363,890	$7,859	$7,231	$628

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,209,609,000, which represented 8.52% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $28,493,000, which represented .20% of the net assets of the fund.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.
[8]	Amount less than one thousand.

Capital World Bond Fund	15

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BA = Banker’s acceptances

BBR = Bank Base Rate

BBSW = Bank Bill Swap Rate

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CNH/CNY = Chinese yuan renminbi

DKr = Danish kroner

EFFR = Effective Federal Funds Rate

EONIA = Euro Overnight Index Average

EUR/€ = Euros

FRA = Forward Rate Agreement

GBP/£ = British pounds

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

NZD/NZ$ = New Zealand dollars

PLN = Polish zloty

RON = Romanian leu

SEK/SKr = Swedish kronor

STIBOR = Stockholm Interbank Offered Rate

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

ZAR = South African rand

See notes to financial statements.

16	Capital World Bond Fund

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2019	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $13,751,650)		$14,144,105
Cash		16,279
Cash denominated in currencies other than U.S. dollars (cost: $6,764)		6,809
Unrealized appreciation on open forward currency contracts		17,526
Receivables for:
Sales of investments	$65,969
Sales of fund’s shares	19,331
Dividends and interest	110,678
Closed forward currency contracts	1,417
Variation margin on futures contracts	751
Variation margin on swap contracts	1,819
Other	713	200,678
		14,385,397
Liabilities:
Unrealized depreciation on open forward currency contracts		20,414
Payables for:
Purchases of investments	118,197
Repurchases of fund’s shares	30,023
Investment advisory services	5,013
Services provided by related parties	2,224
Trustees’ deferred compensation	219
Closed forward currency contracts	202
Variation margin on futures contracts	602
Variation margin on swap contracts	1,158
Other	3,272	160,910
Net assets at June 30, 2019		$14,204,073

Net assets consist of:
Capital paid in on shares of beneficial interest		$13,916,953
Total distributable earnings		287,120
Net assets at June 30, 2019		$14,204,073

See notes to financial statements.

Capital World Bond Fund	17

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (700,593 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$5,704,188	281,169		$20.29
Class C	199,235	9,992		19.94
Class T	11	—	*	20.29
Class F-1	219,567	10,849		20.24
Class F-2	1,346,454	66,473		20.26
Class F-3	2,167,259	106,907		20.27
Class 529-A	307,086	15,094		20.34
Class 529-C	63,774	3,174		20.10
Class 529-E	14,812	733		20.21
Class 529-T	11	1		20.29
Class 529-F-1	40,858	2,021		20.22
Class R-1	7,200	359		20.08
Class R-2	114,574	5,711		20.06
Class R-2E	6,054	299		20.24
Class R-3	140,365	6,929		20.26
Class R-4	91,443	4,510		20.27
Class R-5E	5,802	286		20.26
Class R-5	76,988	3,792		20.30
Class R-6	3,698,392	182,294		20.29

*	Amount less than one thousand.

See notes to financial statements.

18	Capital World Bond Fund

Statement of operations	unaudited
for the six months ended June 30, 2019	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $773)	$223,981
Dividends	5,202	$229,183
Fees and expenses*:
Investment advisory services	29,379
Distribution services	9,823
Transfer agent services	8,005
Administrative services	2,269
Reports to shareholders	443
Registration statement and prospectus	439
Trustees’ compensation	49
Auditing and legal	160
Custodian	810
Other	206	51,583
Net investment income		177,600

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $704)	31,357
Futures contracts	62,132
Forward currency contracts	15,162
Swap contracts	(2,058)
Currency transactions	(7,945)	98,648
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $2,502)	630,689
Futures contracts	(8,497)
Forward currency contracts	(42,105)
Swap contracts	8,451
Currency translations	732	589,270
Net realized gain and unrealized appreciation		687,918

Net increase in net assets resulting from operations		$865,518

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Capital World Bond Fund	19

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2019*	Year ended December 31, 2018
Operations:
Net investment income	$177,600	$317,102
Net realized gain (loss)	98,648	(192,356)
Net unrealized appreciation (depreciation)	589,270	(317,025)
Net increase (decrease) in net assets resulting from operations	865,518	(192,279)

Distributions paid to shareholders	(143,790)	(301,665)

Net capital share transactions	317,429	939,832

Total increase in net assets	1,039,157	445,888

Net assets:
Beginning of period	13,164,916	12,719,028
End of period	$14,204,073	$13,164,916

*	Unaudited.

See notes to financial statements.

20	Capital World Bond Fund

Notes to financial statements	unaudited

1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Capital World Bond Fund	21

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

22	Capital World Bond Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

Capital World Bond Fund	23

appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

24	Capital World Bond Fund

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,338,929	$—	$2,338,929
Japanese yen	—	1,825,902	—	1,825,902
Chinese yuan renminbi	—	387,293	—	387,293
Mexican pesos	—	377,960	—	377,960
British pounds	—	238,667	—	238,667
Danish kroner	—	224,288	—	224,288
Indian rupees	—	216,492	—	216,492
Norwegian kroner	—	188,646	—	188,646
Brazilian reais	—	179,474	—	179,474
South African rand	—	169,805	—	169,805
Polish zloty	—	151,440	—	151,440
Thai baht	—	147,435	—	147,435
Indonesian rupiah	—	135,168	—	135,168
Romanian leu	—	3,765	—	3,765
U.S. dollars	—	5,916,305	1,372	5,917,677
Other	—	686,622	—	686,622
Convertible bonds	—	402	—	402
Convertible stocks	—	—	2,741	2,741
Common stocks	1,205	1,350	11	2,566
Rights & warrants	—	—	56	56
Short-term securities	287,813	660,964	—	948,777
Total	$289,018	$13,850,907	$4,180	$14,144,105

Capital World Bond Fund	25

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15,498	$—	$—	$15,498
Unrealized appreciation on open forward currency contracts	—	17,526	—	17,526
Unrealized appreciation on interest rate swaps	—	13,189	—	13,189
Unrealized appreciation on credit default swaps	—	628	—	628
Liabilities:
Unrealized depreciation on futures contracts	(8,353)	—	—	(8,353)
Unrealized depreciation on open forward currency contracts	—	(20,414)	—	(20,414)
Unrealized depreciation on interest rate swaps	—	(4,384)	—	(4,384)
Total	$7,145	$6,545	$—	$13,690

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

26	Capital World Bond Fund

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Capital World Bond Fund	27

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

28	Capital World Bond Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Capital World Bond Fund	29

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,284,097,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

30	Capital World Bond Fund

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,533,353,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $6,537,424,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default

Capital World Bond Fund	31

or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $117,973,000.

32	Capital World Bond Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$15,498	Unrealized depreciation*	$8,353
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	17,526	Unrealized depreciation on open forward currency contracts	20,414
Forward currency	Currency	Receivables for closed forward currency contracts	1,417	Payables for closed forward currency contracts	202
Swap	Interest	Unrealized appreciation*	13,189	Unrealized depreciation*	4,384
Swap	Credit	Unrealized appreciation*	628	Unrealized depreciation*	—
			$48,258		$33,353

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$62,132	Net unrealized depreciation on futures contracts	$(8,497)
Forward currency	Currency	Net realized gain on forward currency contracts	15,162	Net unrealized depreciation on forward currency contracts	(42,105)
Swap	Interest	Net realized loss on swap contracts	(2,173)	Net unrealized appreciation on swap contracts	7,823
Swap	Credit	Net realized gain on swap contracts	115	Net unrealized appreciation on swap contracts	628
			$75,236		$(42,151)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate

Capital World Bond Fund	33

swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2019, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America, N.A.	$2,921	$(1,398)	$(1,523)	$—	$—
Citibank	2,149	(2,149)	—	—	—
Goldman Sachs	3,860	(2,582)	—	(1,270)	8
HSBC Bank	1,736	(1,736)	—	—	—
JPMorgan Chase	4,369	(3,712)	(652)	—	5
Morgan Stanley	1,990	(1,990)	—	—	—
Standard Chartered Bank	1,219	(1,219)	—	—	—
UBS AG	699	(132)	(363)	—	204
Total	$18,943	$(14,918)	$(2,538)	$(1,270)	$217

34	Capital World Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Bank of America, N.A.	$1,398	$(1,398)	$—	$—	$—
Bank of New York Mellon	2	—	—	—	2
Citibank	4,465	(2,149)	(1,713)	—	603
Goldman Sachs	2,582	(2,582)	—	—	—
HSBC Bank	3,569	(1,736)	(1,705)	—	128
JPMorgan Chase	3,712	(3,712)	—	—	—
Morgan Stanley	2,046	(1,990)	(56)	—	—
Standard Chartered Bank	2,710	(1,219)	(1,319)	—	172
UBS AG	132	(132)	—	—	—
Total	$20,616	$(14,918)	$(4,793)	$—	$905

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due

Capital World Bond Fund	35

primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Late year ordinary loss deferral*	$(3,075)
Capital loss carryforward†	(165,129)

*	This deferral is considered incurred in the subsequent year.
†	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$590,574
Gross unrealized depreciation on investments	(194,546)
Net unrealized appreciation on investments	396,028
Cost of investments	13,754,538

36	Capital World Bond Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2019*		Year ended December 31, 2018
Class A	$53,425		$121,053
Class C	1,159		3,108
Class T	—	†	—	†
Class F-1	2,133		5,384
Class F-2	14,250		29,371
Class F-3	24,450		49,980
Class 529-A	2,755		6,215
Class 529-C	359		942
Class 529-E	123		289
Class 529-T	—	†	—	†
Class 529-F-1	413		877
Class R-1	43		108
Class R-2	721		1,707
Class R-2E	44		78
Class R-3	1,150		2,571
Class R-4	890		2,171
Class R-5E	56		53
Class R-5	870		1,999
Class R-6	40,949		75,759
Total	$143,790		$301,665

*	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2019.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended June 30, 2019, the investment advisory services fee was $29,379,000, which was equivalent to an annualized rate of 0.436% of average daily net assets.

Capital World Bond Fund	37

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also

38	Capital World Bond Fund

include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Capital World Bond Fund	39

For the six months ended June 30, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$6,936	$5,804		$275		Not applicable
Class C	990	211		50		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	285	209		57		Not applicable
Class F-2	Not applicable	804		313		Not applicable
Class F-3	Not applicable	188		517		Not applicable
Class 529-A	345	282		74		$97
Class 529-C	315	63		16		21
Class 529-E	36	6		4		5
Class 529-T	—	—	*	—	*	— *
Class 529-F-1	—	37		10		13
Class R-1	36	5		2		Not applicable
Class R-2	418	198		28		Not applicable
Class R-2E	16	6		1		Not applicable
Class R-3	335	108		34		Not applicable
Class R-4	111	48		22		Not applicable
Class R-5E	Not applicable	4		1		Not applicable
Class R-5	Not applicable	21		19		Not applicable
Class R-6	Not applicable	11		846		Not applicable
Total class-specific expenses	$9,823	$8,005		$2,269		$136

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $49,000 in the fund’s statement of operations reflects $45,000 in current fees (either paid in cash or deferred) and a net increase of $4,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

40	Capital World Bond Fund

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2019.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019

Class A	$273,254	13,910	$52,778		2,643		$(414,455)	(21,105)	$(88,423)	(4,552)
Class C	9,632	499	1,148		59		(32,072)	(1,664)	(21,292)	(1,106)
Class T	—	—	—		—		—	—	—	—
Class F-1	18,661	955	2,088		105		(50,932)	(2,592)	(30,183)	(1,532)
Class F-2	198,877	10,131	14,022		704		(150,424)	(7,678)	62,475	3,157
Class F-3	229,770	11,707	23,871		1,197		(233,535)	(11,901)	20,106	1,003
Class 529-A	20,593	1,045	2,753		138		(24,426)	(1,241)	(1,080)	(58)
Class 529-C	4,083	211	359		18		(11,367)	(585)	(6,925)	(356)
Class 529-E	850	43	123		6		(1,667)	(85)	(694)	(36)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	3,560	181	413		21		(3,276)	(168)	697	34
Class R-1	579	30	43		2		(1,341)	(69)	(719)	(37)
Class R-2	11,613	600	720		36		(16,794)	(868)	(4,461)	(232)
Class R-2E	1,122	57	44		2		(414)	(21)	752	38
Class R-3	16,891	863	1,149		57		(16,599)	(846)	1,441	74
Class R-4	9,087	463	890		44		(14,420)	(736)	(4,443)	(229)
Class R-5E	2,969	152	56		3		(799)	(41)	2,226	114
Class R-5	9,366	477	870		43		(13,558)	(690)	(3,322)	(170)
Class R-6	416,085	21,252	40,949		2,051		(65,760)	(3,323)	391,274	19,980
Total net increase (decrease)	$1,226,992	62,576	$142,276		7,129		$(1,051,839)	(53,613)	$317,429	16,092

See next page for footnotes.

Capital World Bond Fund	41

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2018

Class A	$747,340	37,853	$119,462		6,146		$(1,017,945)	(52,101)	$(151,143)	(8,102)
Class C	27,448	1,409	3,077		161		(91,350)	(4,729)	(60,825)	(3,159)
Class T	—	—	—		—		—	—	—	—
Class F-1	71,018	3,612	5,278		272		(113,999)	(5,809)	(37,703)	(1,925)
Class F-2	546,351	27,782	28,956		1,493		(340,337)	(17,463)	234,970	11,812
Class F-3	627,727	31,966	48,583		2,504		(336,770)	(17,283)	339,540	17,187
Class 529-A	47,529	2,406	6,212		319		(61,997)	(3,163)	(8,256)	(438)
Class 529-C	10,838	556	942		49		(25,999)	(1,340)	(14,219)	(735)
Class 529-E	2,482	126	289		15		(2,872)	(147)	(101)	(6)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	10,222	524	877		45		(9,173)	(471)	1,926	98
Class R-1	1,946	100	107		6		(2,681)	(137)	(628)	(31)
Class R-2	29,979	1,540	1,706		89		(40,469)	(2,083)	(8,784)	(454)
Class R-2E	2,872	146	78		4		(1,521)	(77)	1,429	73
Class R-3	37,851	1,922	2,566		132		(44,455)	(2,272)	(4,038)	(218)
Class R-4	34,086	1,716	2,169		112		(56,260)	(2,853)	(20,005)	(1,025)
Class R-5E	3,583	182	53		3		(271)	(14)	3,365	171
Class R-5	21,150	1,071	1,999		103		(28,023)	(1,429)	(4,874)	(255)
Class R-6	735,114	37,339	75,722		3,901		(141,658)	(7,259)	669,178	33,981
Total net increase (decrease)	$2,957,536	150,250	$298,076		15,354		$(2,315,780)	(118,630)	$939,832	46,974

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

42	Capital World Bond Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $12,643,542,000 and $11,870,621,000, respectively, during the six months ended June 30, 2019.

Capital World Bond Fund	43

Financial Highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2019[4,5]	$19.25	$.24	$.99	$1.23
12/31/2018	19.97	.44	(.74)	(.30)
12/31/2017	18.96	.42	.95	1.37
12/31/2016[4,8]	20.51	.10	(1.42)	(1.32)
9/30/2016	19.21	.38	1.15	1.53
9/30/2015	20.49	.39	(1.20)	(.81)
9/30/2014	20.32	.47	.13	.60
Class C:
6/30/2019[4,5]	18.92	.16	.97	1.13
12/31/2018	19.63	.28	(.73)	(.45)
12/31/2017	18.64	.26	.93	1.19
12/31/2016[4,8]	20.13	.06	(1.40)	(1.34)
9/30/2016	18.88	.22	1.12	1.34
9/30/2015	20.18	.23	(1.19)	(.96)
9/30/2014	20.01	.30	.13	.43
Class T:
6/30/2019[4,5]	19.25	.26	.99	1.25
12/31/2018	19.97	.49	(.75)	(.26)
12/31/2017[4,11]	19.32	.35	.60	.95
Class F-1:
6/30/2019[4,5]	19.20	.24	.99	1.23
12/31/2018	19.92	.44	(.74)	(.30)
12/31/2017	18.92	.43	.94	1.37
12/31/2016[4,8]	20.46	.10	(1.41)	(1.31)
9/30/2016	19.09	.38	1.13	1.51
9/30/2015	20.37	.40	(1.21)	(.81)
9/30/2014	20.20	.47	.13	.60
Class F-2:
6/30/2019[4,5]	19.22	.27	.99	1.26
12/31/2018	19.94	.51	(.75)	(.24)
12/31/2017	18.93	.47	.95	1.42
12/31/2016[4,8]	20.49	.12	(1.42)	(1.30)
9/30/2016	19.20	.44	1.14	1.58
9/30/2015	20.48	.45	(1.21)	(.76)
9/30/2014	20.31	.52	.14	.66
Class F-3:
6/30/2019[4,5]	19.23	.28	.99	1.27
12/31/2018	19.95	.52	(.75)	(.23)
12/31/2017[4,12]	19.08	.48	.83	1.31

44	Capital World Bond Fund

Dividends, distributions and return of capital
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.19)	$—	$—	$(.19)	$20.29	6.41%[6]	$5,704		.94%[7]		.94%[7]		2.46%[7]
(.42)	—	—	(.42)	19.25	(1.53)	5,499		.94		.94		2.25
(.14)	—	(.22)	(.36)	19.97	7.26	5,867		.96		.96		2.13
(.12)	(.07)	(.04)	(.23)	18.96	(6.51)[6]	5,824		.24	[6]	.24	[6]	.52	[6]
(.23)	—	—	(.23)	20.51	8.08	6,494		.94		.94		1.94
(.19)	(.28)	—	(.47)	19.21	(4.05)	6,393		.93		.93		1.99
(.43)	—	—	(.43)	20.49	2.98	7,176		.90		.90		2.27

(.11)	—	—	(.11)	19.94	6.00 [6]	199		1.71	[7]	1.71	[7]	1.68	[7]
(.26)	—	—	(.26)	18.92	(2.30)	210		1.72		1.72		1.46
(.08)	—	(.12)	(.20)	19.63	6.41	280		1.75		1.75		1.34
(.06)	(.07)	(.02)	(.15)	18.64	(6.72)[6]	337		.44	[6]	.44	[6]	.32	[6]
(.09)	—	—	(.09)	20.13	7.19	390		1.74		1.74		1.14
(.06)	(.28)	—	(.34)	18.88	(4.80)	431		1.73		1.73		1.19
(.26)	—	—	(.26)	20.18	2.17	552		1.70		1.70		1.49

(.21)	—	—	(.21)	20.29	6.53 [6,9]	—	[10]	.69	[7,9]	.69	[7,9]	2.67	[7,9]
(.46)	—	—	(.46)	19.25	(1.32)[9]	—	[10]	.72	[9]	.72	[9]	2.48	[9]
(.12)	—	(.18)	(.30)	19.97	4.95 [6,9]	—	[10]	.73	[7,9]	.73	[7,9]	2.37	[7,9]

(.19)	—	—	(.19)	20.24	6.41 [6]	220		.95	[7]	.95	[7]	2.45	[7]
(.42)	—	—	(.42)	19.20	(1.53)	238		.93		.93		2.25
(.15)	—	(.22)	(.37)	19.92	7.28	285		.91		.91		2.18
(.12)	(.07)	(.04)	(.23)	18.92	(6.47)[6]	322		.22	[6]	.22	[6]	.53	[6]
(.14)	—	—	(.14)	20.46	8.01	368		.94		.94		1.98
(.19)	(.28)	—	(.47)	19.09	(4.05)	2,106		.91		.91		2.03
(.43)	—	—	(.43)	20.37	3.01	1,951		.90		.90		2.27

(.22)	—	—	(.22)	20.26	6.57 [6]	1,347		.64	[7]	.64	[7]	2.76	[7]
(.48)	—	—	(.48)	19.22	(1.19)	1,217		.60		.60		2.59
(.16)	—	(.25)	(.41)	19.94	7.54	1,027		.67		.67		2.41
(.14)	(.07)	(.05)	(.26)	18.93	(6.42)[6]	1,933		.16	[6]	.16	[6]	.60	[6]
(.29)	—	—	(.29)	20.49	8.37	1,876		.65		.65		2.21
(.24)	(.28)	—	(.52)	19.20	(3.77)	811		.65		.65		2.28
(.49)	—	—	(.49)	20.48	3.29	990		.61		.61		2.54

(.23)	—	—	(.23)	20.27	6.62 [6]	2,167		.53	[7]	.53	[7]	2.87	[7]
(.49)	—	—	(.49)	19.23	(1.13)	2,037		.54		.54		2.65
(.17)	—	(.27)	(.44)	19.95	6.94 [6]	1,770		.55	[7]	.55	[7]	2.58	[7]

See end of table for footnotes.

Capital World Bond Fund	45

Financial Highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2019[4,5]	$19.30	$.23	$.99	$1.22
12/31/2018	20.02	.43	(.75)	(.32)
12/31/2017	19.01	.41	.95	1.36
12/31/2016[4,8]	20.57	.10	(1.44)	(1.34)
9/30/2016	19.26	.37	1.15	1.52
9/30/2015	20.54	.38	(1.21)	(.83)
9/30/2014	20.37	.45	.13	.58
Class 529-C:
6/30/2019[4,5]	19.07	.16	.98	1.14
12/31/2018	19.78	.28	(.74)	(.46)
12/31/2017	18.77	.25	.94	1.19
12/31/2016[4,8]	20.27	.06	(1.41)	(1.35)
9/30/2016	19.00	.21	1.14	1.35
9/30/2015	20.32	.22	(1.20)	(.98)
9/30/2014	20.14	.29	.14	.43
Class 529-E:
6/30/2019[4,5]	19.18	.22	.98	1.20
12/31/2018	19.90	.39	(.74)	(.35)
12/31/2017	18.89	.37	.95	1.32
12/31/2016[4,8]	20.43	.09	(1.42)	(1.33)
9/30/2016	19.14	.33	1.14	1.47
9/30/2015	20.41	.34	(1.20)	(.86)
9/30/2014	20.24	.41	.13	.54
Class 529-T:
6/30/2019[4,5]	19.25	.25	1.00	1.25
12/31/2018	19.97	.48	(.75)	(.27)
12/31/2017[4,11]	19.32	.34	.61	.95
Class 529-F-1:
6/30/2019[4,5]	19.18	.26	.99	1.25
12/31/2018	19.90	.47	(.74)	(.27)
12/31/2017	18.90	.45	.94	1.39
12/31/2016[4,8]	20.46	.11	(1.42)	(1.31)
9/30/2016	19.16	.41	1.15	1.56
9/30/2015	20.44	.42	(1.20)	(.78)
9/30/2014	20.27	.49	.14	.63
Class R-1:
6/30/2019[4,5]	19.05	.17	.98	1.15
12/31/2018	19.77	.29	(.74)	(.45)
12/31/2017	18.77	.27	.94	1.21
12/31/2016[4,8]	20.27	.07	(1.41)	(1.34)
9/30/2016	19.01	.23	1.13	1.36
9/30/2015	20.31	.25	(1.20)	(.95)
9/30/2014	20.14	.31	.14	.45

46	Capital World Bond Fund

Dividends, distributions and return of capital								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.18)	$—	$—	$(.18)	$20.34	6.35%[6]	$307		1.01%[7]		1.01%[7]		2.39%[7]
(.40)	—	—	(.40)	19.30	(1.59)	292		1.01		1.01		2.18
(.14)	—	(.21)	(.35)	20.02	7.18	312		1.02		1.02		2.07
(.11)	(.07)	(.04)	(.22)	19.01	(6.53)[6]	289		.26	[6]	.26	[6]	.50	[6]
(.21)	—	—	(.21)	20.57	7.95	314		1.03		1.03		1.85
(.17)	(.28)	—	(.45)	19.26	(4.12)	315		1.02		1.02		1.91
(.41)	—	—	(.41)	20.54	2.88	358		.99		.99		2.19

(.11)	—	—	(.11)	20.10	5.99 [6]	64		1.76	[7]	1.76	[7]	1.64	[7]
(.25)	—	—	(.25)	19.07	(2.32)	67		1.76		1.76		1.43
(.07)	—	(.11)	(.18)	19.78	6.38	84		1.80		1.80		1.30
(.06)	(.07)	(.02)	(.15)	18.77	(6.74)[6]	109		.45	[6]	.45	[6]	.31	[6]
(.08)	—	—	(.08)	20.27	7.19	122		1.80		1.80		1.08
(.06)	(.28)	—	(.34)	19.00	(4.91)	128		1.79		1.79		1.14
(.25)	—	—	(.25)	20.32	2.15	152		1.77		1.77		1.41

(.17)	—	—	(.17)	20.21	6.26 [6]	15		1.16	[7]	1.16	[7]	2.24	[7]
(.37)	—	—	(.37)	19.18	(1.76)	15		1.17		1.17		2.02
(.12)	—	(.19)	(.31)	19.90	7.04	15		1.19		1.19		1.90
(.10)	(.07)	(.04)	(.21)	18.89	(6.59)[6]	15		.30	[6]	.30	[6]	.46	[6]
(.18)	—	—	(.18)	20.43	7.77	17		1.21		1.21		1.68
(.13)	(.28)	—	(.41)	19.14	(4.29)	16		1.21		1.21		1.72
(.37)	—	—	(.37)	20.41	2.69	19		1.20		1.20		1.98

(.21)	—	—	(.21)	20.29	6.50 [6,9]	—	[10]	.77	[7,9]	.77	[7,9]	2.61	[7,9]
(.45)	—	—	(.45)	19.25	(1.36)[9]	—	[10]	.76	[9]	.76	[9]	2.43	[9]
(.12)	—	(.18)	(.30)	19.97	4.91 [6,9]	—	[10]	.78	[7,9]	.78	[7,9]	2.33	[7,9]

(.21)	—	—	(.21)	20.22	6.52 [6]	41		.77	[7]	.77	[7]	2.63	[7]
(.45)	—	—	(.45)	19.18	(1.36)	38		.77		.77		2.42
(.15)	—	(.24)	(.39)	19.90	7.41	38		.80		.80		2.30
(.13)	(.07)	(.05)	(.25)	18.90	(6.45)[6]	35		.20	[6]	.20	[6]	.56	[6]
(.26)	—	—	(.26)	20.46	8.18	39		.81		.81		2.08
(.22)	(.28)	—	(.50)	19.16	(3.92)	42		.79		.79		2.14
(.46)	—	—	(.46)	20.44	3.13	45		.77		.77		2.40

(.12)	—	—	(.12)	20.08	6.04 [6]	7		1.66	[7]	1.66	[7]	1.73	[7]
(.27)	—	—	(.27)	19.05	(2.26)	8		1.67		1.67		1.52
(.08)	—	(.13)	(.21)	19.77	6.49	9		1.68		1.68		1.41
(.07)	(.07)	(.02)	(.16)	18.77	(6.69)[6]	11		.42	[6]	.42	[6]	.34	[6]
(.10)	—	—	(.10)	20.27	7.24	12		1.68		1.68		1.20
(.07)	(.28)	—	(.35)	19.01	(4.74)	14		1.66		1.66		1.26
(.28)	—	—	(.28)	20.31	2.24	17		1.65		1.65		1.53

See end of table for footnotes.

Capital World Bond Fund	47

Financial Highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2019[4,5]	$19.04	$.17	$.97	$1.14
12/31/2018	19.75	.30	(.73)	(.43)
12/31/2017	18.76	.28	.94	1.22
12/31/2016[4,8]	20.27	.07	(1.42)	(1.35)
9/30/2016	19.00	.23	1.14	1.37
9/30/2015	20.30	.24	(1.20)	(.96)
9/30/2014	20.13	.30	.14	.44
Class R-2E:
6/30/2019[4,5]	19.20	.20	.99	1.19
12/31/2018	19.93	.36	(.76)	(.40)
12/31/2017	18.93	.34	.95	1.29
12/31/2016[4,8]	20.47	.08	(1.42)	(1.34)
9/30/2016	19.20	.30	1.18	1.48
9/30/2015	20.50	.42	(1.21)	(.79)
9/30/2014[4,13]	21.00	.04	(.54)	(.50)
Class R-3:
6/30/2019[4,5]	19.22	.22	.99	1.21
12/31/2018	19.94	.39	(.74)	(.35)
12/31/2017	18.93	.37	.95	1.32
12/31/2016[4,8]	20.47	.09	(1.42)	(1.33)
9/30/2016	19.17	.32	1.15	1.47
9/30/2015	20.45	.34	(1.21)	(.87)
9/30/2014	20.28	.41	.13	.54
Class R-4:
6/30/2019[4,5]	19.23	.25	.99	1.24
12/31/2018	19.95	.45	(.74)	(.29)
12/31/2017	18.95	.43	.94	1.37
12/31/2016[4,8]	20.50	.11	(1.42)	(1.31)
9/30/2016	19.21	.39	1.14	1.53
9/30/2015	20.48	.40	(1.20)	(.80)
9/30/2014	20.31	.47	.14	.61
Class R-5E:
6/30/2019[4,5]	19.22	.27	.99	1.26
12/31/2018	19.94	.50	(.75)	(.25)
12/31/2017	18.94	.46	.94	1.40
12/31/2016[4,8]	20.50	.11	(1.42)	(1.31)
9/30/2016[4,14]	19.02	.36	1.37	1.73
Class R-5:
6/30/2019[4,5]	19.26	.28	.99	1.27
12/31/2018	19.98	.51	(.74)	(.23)
12/31/2017	18.97	.49	.95	1.44
12/31/2016[4,8]	20.54	.12	(1.42)	(1.30)
9/30/2016	19.24	.45	1.15	1.60
9/30/2015	20.52	.47	(1.22)	(.75)
9/30/2014	20.35	.54	.13	.67

48	Capital World Bond Fund

Dividends, distributions and return of capital								Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.12)	$—	$—	$(.12)	$20.06	6.03%[6]	$115		1.62%[7]		1.62%[7]		1.78%[7]
(.28)	—	—	(.28)	19.04	(2.18)	113		1.64		1.64		1.55
(.09)	—	(.14)	(.23)	19.75	6.50	126		1.65		1.65		1.44
(.06)	(.07)	(.03)	(.16)	18.76	(6.71)[6]	133		.42	[6]	.42	[6]	.34	[6]
(.10)	—	—	(.10)	20.27	7.26	148		1.70		1.70		1.18
(.06)	(.28)	—	(.34)	19.00	(4.78)	149		1.70		1.70		1.23
(.27)	—	—	(.27)	20.30	2.19	168		1.71		1.71		1.47

(.15)	—	—	(.15)	20.24	6.23 [6]	6		1.35	[7]	1.35	[7]	2.06	[7]
(.33)	—	—	(.33)	19.20	(1.99)	5		1.36		1.36		1.84
(.12)	—	(.17)	(.29)	19.93	6.81	4		1.37		1.37		1.74
(.09)	(.07)	(.04)	(.20)	18.93	(6.57)[6]	2		.34	[6]	.34	[6]	.42	[6]
(.21)	—	—	(.21)	20.47	7.75	1		1.33		1.33		1.53
(.23)	(.28)	—	(.51)	19.20	(3.94)[9]	—	[10]	.78	[9]	.78	[9]	2.13	[9]
—	—	—	—	20.50	(2.38)[6,9]	—	[10]	.06	[6,9]	.06	[6,9]	.17	[6,9]

(.17)	—	—	(.17)	20.26	6.29 [6]	140		1.18	[7]	1.18	[7]	2.22	[7]
(.37)	—	—	(.37)	19.22	(1.78)	132		1.19		1.19		2.00
(.12)	—	(.19)	(.31)	19.94	7.01	141		1.20		1.20		1.89
(.10)	(.07)	(.04)	(.21)	18.93	(6.58)[6]	140		.29	[6]	.29	[6]	.47	[6]
(.17)	—	—	(.17)	20.47	7.78	151		1.23		1.23		1.65
(.13)	(.28)	—	(.41)	19.17	(4.34)	151		1.22		1.22		1.71
(.37)	—	—	(.37)	20.45	2.67	174		1.21		1.21		1.97

(.20)	—	—	(.20)	20.27	6.45 [6]	91		.87	[7]	.87	[7]	2.52	[7]
(.43)	—	—	(.43)	19.23	(1.48)	91		.88		.88		2.30
(.15)	—	(.22)	(.37)	19.95	7.28	115		.89		.89		2.20
(.12)	(.07)	(.05)	(.24)	18.95	(6.48)[6]	107		.22	[6]	.22	[6]	.54	[6]
(.24)	—	—	(.24)	20.50	8.09	118		.90		.90		1.98
(.19)	(.28)	—	(.47)	19.21	(3.96)	100		.88		.88		2.05
(.44)	—	—	(.44)	20.48	3.02	112		.87		.87		2.30

(.22)	—	—	(.22)	20.26	6.56 [6]	6		.67	[7]	.67	[7]	2.76	[7]
(.47)	—	—	(.47)	19.22	(1.24)	3		.67		.67		2.58
(.16)	—	(.24)	(.40)	19.94	7.41	—	[10]	.74		.72		2.33
(.13)	(.07)	(.05)	(.25)	18.94	(6.45)[6]	—	[10]	.19	[6]	.19	[6]	.56	[6]
(.25)	—	—	(.25)	20.50	9.21 [6]	—	[10]	.72	[7]	.72	[7]	2.12	[7]

(.23)	—	—	(.23)	20.30	6.60 [6]	77		.57	[7]	.57	[7]	2.83	[7]
(.49)	—	—	(.49)	19.26	(1.17)	76		.58		.58		2.61
(.17)	—	(.26)	(.43)	19.98	7.65	84		.59		.59		2.50
(.15)	(.07)	(.05)	(.27)	18.97	(6.42)[6]	76		.14	[6]	.14	[6]	.62	[6]
(.30)	—	—	(.30)	20.54	8.45	79		.59		.59		2.29
(.25)	(.28)	—	(.53)	19.24	(3.71)	152		.58		.58		2.35
(.50)	—	—	(.50)	20.52	3.32	162		.57		.57		2.62

See end of table for footnotes.

Capital World Bond Fund	49

Financial Highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2019[4,5]	$19.25	$.28	$.99	$1.27
12/31/2018	19.97	.52	(.74)	(.22)
12/31/2017	18.96	.50	.95	1.45
12/31/2016[4,8]	20.54	.12	(1.43)	(1.31)
9/30/2016	19.24	.46	1.15	1.61
9/30/2015	20.52	.48	(1.22)	(.74)
9/30/2014	20.34	.54	.15	.69

Portfolio turnover rate for all share	Six months ended June 30,	Year ended December 31		Three months ended December 31,	Year ended September 30
classes[15]	2019[4,5,6]	2018	2017	2016[4,6,8]	2016	2015	2014
Excluding mortgage dollar roll transactions	74%	99%	95%	15%	91%	106%	Not available
Including mortgage dollar roll transactions	105%	128%	111%	19%	138%	185%	205%

See notes to financial statements.

50	Capital World Bond Fund

Dividends, distributions and return of capital							Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments		expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]

$(.23)	$—	$—	$(.23)	$20.29	6.63%[6]	$3,698	.52%[7]		.52%[7]		2.89%[7]
(.50)	—	—	(.50)	19.25	(1.11)	3,124	.52		.52		2.67
(.17)	—	(.27)	(.44)	19.97	7.72	2,562	.54		.54		2.56
(.14)	(.07)	(.06)	(.27)	18.96	(6.43)[6]	2,602	.14	[6]	.14	[6]	.62	[6]
(.31)	—	—	(.31)	20.54	8.51	2,483	.53		.53		2.35
(.26)	(.28)	—	(.54)	19.24	(3.66)	1,783	.53		.53		2.42
(.51)	—	—	(.51)	20.52	3.44	1,262	.52		.52		2.63

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	In 2016, the fund changed its fiscal year-end from September to December.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

Capital World Bond Fund	51

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2019, through June 30, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

52	Capital World Bond Fund

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,064.09	$4.81	.94%
Class A – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class C – actual return	1,000.00	1,060.01	8.73	1.71
Class C – assumed 5% return	1,000.00	1,016.31	8.55	1.71
Class T – actual return	1,000.00	1,065.35	3.53	.69
Class T – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class F-1 – actual return	1,000.00	1,064.14	4.86	.95
Class F-1 – assumed 5% return	1,000.00	1,020.08	4.76	.95
Class F-2 – actual return	1,000.00	1,065.74	3.28	.64
Class F-2 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-3 – actual return	1,000.00	1,066.24	2.72	.53
Class F-3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 529-A – actual return	1,000.00	1,063.54	5.17	1.01
Class 529-A – assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class 529-C – actual return	1,000.00	1,059.87	8.99	1.76
Class 529-C – assumed 5% return	1,000.00	1,016.07	8.80	1.76
Class 529-E – actual return	1,000.00	1,062.64	5.93	1.16
Class 529-E – assumed 5% return	1,000.00	1,019.04	5.81	1.16
Class 529-T – actual return	1,000.00	1,065.00	3.94	.77
Class 529-T – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 529-F-1 – actual return	1,000.00	1,065.21	3.94	.77
Class 529-F-1 – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class R-1 – actual return	1,000.00	1,060.36	8.48	1.66
Class R-1 – assumed 5% return	1,000.00	1,016.56	8.30	1.66
Class R-2 – actual return	1,000.00	1,060.25	8.28	1.62
Class R-2 – assumed 5% return	1,000.00	1,016.76	8.10	1.62
Class R-2E – actual return	1,000.00	1,062.28	6.90	1.35
Class R-2E – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-3 – actual return	1,000.00	1,062.94	6.04	1.18
Class R-3 – assumed 5% return	1,000.00	1,018.94	5.91	1.18
Class R-4 – actual return	1,000.00	1,064.48	4.45	.87
Class R-4 – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class R-5E – actual return	1,000.00	1,065.64	3.43	.67
Class R-5E – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class R-5 – actual return	1,000.00	1,065.95	2.92	.57
Class R-5 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class R-6 – actual return	1,000.00	1,066.28	2.66	.52
Class R-6 – assumed 5% return	1,000.00	1,022.22	2.61	.52

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital World Bond Fund	53

Approval of Investment Advisory and Service Agreement

Capital World Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2020. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing, over the long term, a high level of total return consistent with prudent investment management. They compared the fund’s investment results with those of funds (including funds that currently form the basis

54	Capital World Bond Fund

of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Global Income Funds Average and the Bloomberg Barclays Global Aggregate Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, placing greater emphasis on longer-term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the longer periods and were mixed for the shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees were in line with the median of similar funds included in the Lipper Global Income Funds category, and the total expenses generally compared favorably to the median of those in the category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates

Capital World Bond Fund	55

in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018 CRMC benefitted from research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

56	Capital World Bond Fund

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Capital World Bond Fund	57

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58	Capital World Bond Fund

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Capital World Bond Fund	59

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	Capital World Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2019, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Bond Fund®

Investment portfolio

June 30, 2019

unaudited

Bonds, notes & other debt instruments 92.86% Euros 16.47%	Principal amount (000)	Value (000)
Abbott Laboratories 1.50% 2026	€2,215	$2,706
Allianz SE 0.25% 2023	1,900	2,190
Allianz SE 1.375% 2031	1,900	2,309
Allianz SE 5.625% 2042 (3-month EUR-LIBOR + 5.00% on 10/17/2022)1	1,600	2,131
Allianz SE 4.75% (undated) (3-month EUR-EURIBOR + 3.60% on 10/24/2023)1	13,900	18,211
Altria Group, Inc. 1.00% 2023	5,445	6,335
Altria Group, Inc. 1.70% 2025	8,550	10,110
Altria Group, Inc. 2.20% 2027	29,050	34,856
Anheuser-Busch InBev NV 1.125% 2027	3,275	3,846
Anheuser-Busch InBev NV 1.15% 2027	5,000	5,925
AT&T Inc. 1.05% 2023	5,800	6,838
Austrian Government 0% 2024	1,770	2,062
AXA SA 3.25% 2049 (3-month EUR-LIBOR +3.20% on 5/28/2029)1	1,000	1,254
Bank of Communications Co., Ltd. 3.625% 20261	7,500	8,830
Banque Centrale de Tunisie 6.75% 2023	12,615	14,770
Banque Centrale de Tunisie 6.75% 2023	1,005	1,177
Banque Centrale de Tunisie 5.625% 2024	1,415	1,603
Bayer Capital Corp. BV 1.50% 2026	5,400	6,374
Bayer Capital Corp. BV 2.125% 2029	2,000	2,408
Belgium (Kingdom of) 1.70% 2050	1,400	1,875
Belgium (Kingdom of), Series 85, 0.80% 2028	4,230	5,172
Benin (Republic of) 5.75% 2026	2,000	2,325
BMW Finance NV 0.50% 2022	3,000	3,467
BMW Finance NV 1.125% 2026	1,400	1,661
British American Tobacco International Finance PLC 2.75% 2025	8,000	9,974
Buzzi Unicem SpA 2.125% 2023	2,000	2,371
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)1	8,100	9,797
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.68% on 4/17/2025)1	17,400	19,963
Chubb Ltd. 1.55% 2028	4,540	5,499
Cloverie PLC 1.75% 2024	7,100	8,755
Coca-Cola Co. 1.25% 2031	4,300	5,228
Cote d’Ivoire (Republic of) 5.25% 2030	3,950	4,401
Danske Bank AS 2.75% 2026 (5-year Euro Swap Annual Rate + 1.52% from 2021)1	3,100	3,635
Deutsche Telekom International Finance BV 1.375% 2027	1,400	1,692
Ecolab Inc. 2.625% 2025	1,000	1,291
Egypt (Arab Republic of) 4.75% 2026	525	601
Egypt (Arab Republic of) 5.625% 2030	3,720	4,149
Emerson Electric Co. 1.25% 2025	1,500	1,797
Emerson Electric Co. 2.00% 2029	1,500	1,892
Enel Finance International SA 1.00% 2024	4,000	4,741
European Financial Stability Facility 0.40% 2025	26,000	30,763
European Financial Stability Facility 0.95% 2028	32,300	39,918
European Investment Bank 0.05% 2024	4,920	5,728
Fidelity National Information Services, Inc. 1.50% 2027	3,820	4,538
Fidelity National Information Services, Inc. 2.00% 2030	2,720	3,302
Fiserv Inc., 1.125% 2027	5,285	6,095
Fiserv Inc., 1.625% 2030	3,800	4,426

Capital World Bond Fund — Page 1 of 31

unaudited

Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
France (Republic of) 0.10% 20292	€22,663	$28,414
French Republic O.A.T. 0% 2021	1,460	1,682
French Republic O.A.T. 1.00% 2027	41,900	52,257
French Republic O.A.T. 0.50% 2029	4,890	5,840
French Republic O.A.T. 1.25% 2034	5,880	7,551
French Republic O.A.T. 2.00% 2048	8,350	12,230
Germany (Federal Republic of) 0.10% 20262	24,089	30,114
Germany (Federal Republic of) 0.25% 2029	26,820	32,228
Germany (Federal Republic of) 0.50% 20302	12,975	17,634
Germany (Federal Republic of) 2.50% 2046	5,190	9,424
Germany (Federal Republic of) 1.25% 2048	11,535	16,745
Greece (Hellenic Republic of) 3.45% 2024	43,015	53,788
Greece (Hellenic Republic of) 3.375% 2025	72,105	90,037
Greece (Hellenic Republic of) 3.75% 2028	46,843	59,231
Greece (Hellenic Republic of) 3.875% 2029	108,050	138,007
Greece (Hellenic Republic of) 3.90% 2033	18,336	23,402
Greece (Hellenic Republic of) 4.00% 2037	19,159	24,643
Greece (Hellenic Republic of) 4.20% 2042	21,109	27,508
Groupe BPCE SA 2.75% 2026 (5-year EUR Mid-Swap + 1.83% on 7/8/2021)1	18,400	22,018
Hannover Rück SE 1.125% 2028	4,200	5,060
HeidelbergCement AG 1.50% 2025	2,000	2,397
Iberdrola Finanzes, SAU 1.00% 2024	8,400	9,990
Iberdrola, SA, junior subordinated, 1.875% (undated) (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.592% on 5/22/2023)1	1,400	1,620
Intesa Sanpaolo SpA 6.625% 2023	15,870	21,488
Ireland (Republic of) 1.00% 2026	2,960	3,637
Ireland (Republic of) 0.90% 2028	23,830	29,179
Ireland (Republic of) 2.40% 2030	5,005	6,994
Israel (State of) 1.50% 2029	8,725	10,691
Italy (Republic of) 1.35% 2022	38,190	44,188
Italy (Republic of) 0.10% 20232	129,378	143,946
Italy (Republic of) 1.85% 2024	94,540	110,538
Italy (Republic of) 1.45% 2025	2,940	3,345
Italy (Republic of) 1.50% 2025	7,490	8,534
Italy (Republic of) 2.00% 2028	14,000	16,199
Italy (Republic of) 2.80% 2028	167,685	204,683
Italy (Republic of) 3.10% 2040	63,715	76,117
Italy (Republic of) 3.85% 2049	3,150	4,144
Italy Buoni Poliennali Del Tesoro 3.35% 2035	6,055	7,612
Kazahkstan (Republic of) 1.55% 2023	6,610	7,910
Lloyds Banking Group PLC 6.50% 2020	4,850	5,771
Lloyds Banking Group PLC 1.75% 20281	12,400	14,127
Marsh & McLennan Companies, Inc. 1.349% 2026	1,890	2,239
Marsh & McLennan Companies, Inc. 1.979% 2030	1,000	1,224
Medtronic Global Holdings SCA 1.125% 2027	9,500	11,278
Metropolitan Life Global Funding I 0.875% 20223	1,000	1,167
Petróleos Mexicanos 3.125% 2020	2,430	2,818
Philip Morris International Inc. 2.875% 2026	3,500	4,597
Portuguese Republic 2.875% 2026	8,230	11,170
Portuguese Republic 1.95% 2029	6,320	8,219
Praxair, Inc. 1.20% 2024	1,500	1,807
Praxair, Inc. 1.625% 2025	1,500	1,873
Procter & Gamble Co. 0.625% 2024	3,520	4,130
Procter & Gamble Co. 1.20% 2028	2,260	2,776
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)1	14,650	17,408

Capital World Bond Fund — Page 2 of 31

unaudited

Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Republic of Latvia 1.875% 2049	€14,580	$18,466
Romania 2.875% 2029	23,909	30,181
Romania 2.50% 2030	1,825	2,207
Romania 3.50% 2034	5,050	6,339
Romania 3.875% 2035	14,800	19,347
Romania 3.375% 2038	20,670	25,428
Romania 4.125% 2039	10,400	13,581
Romania 4.625% 2049	64,851	89,317
Russian Federation 2.875% 2025	8,200	9,997
Russian Federation 2.875% 2025	8,100	9,875
Serbia (Republic of) 1.50% 2029	12,729	14,471
Spain (Kingdom of) 0.40% 2022	22,860	26,588
Spain (Kingdom of) 1.45% 2027	65,225	81,629
Spain (Kingdom of) 1.40% 2028	16,610	20,718
Spain (Kingdom of) 1.45% 2029	57,420	71,954
Spain (Kingdom of) 2.70% 2048	330	494
State Grid Overseas Investment Ltd. 1.25% 2022	2,000	2,342
Sweden (Kingdom of) 0.125% 2023	3,000	3,496
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	21,250	26,787
TOTAL SA 1.75% (undated)1	6,370	7,457
Toyota Motor Credit Corp. 0.625% 2024	1,000	1,166
Ukraine Government 6.75% 2026	18,210	21,986
UniCredit SpA 5.75% 20251	7,650	9,166
UniCredit SPA 4.875% 20291	6,950	8,352
United Technologies Corp. 1.25% 2023	1,000	1,186
United Technologies Corp. 1.15% 2024	2,000	2,371
United Technologies Corp. 2.15% 2030	3,000	3,905
Veolia Environnement 0.314% 2023	4,300	4,978
Veolia Environnement 1.59% 2028	1,300	1,619
Volkswagen International Finance NV, junior subordinated, 2.70% (undated)1	3,300	3,815
Volkswagen International Finance NV, junior subordinated, 3.875% (undated)1	4,700	5,452
Wellcome Trust Ltd. 1.125% 2027	3,000	3,639
		2,338,929
Japanese yen 12.85%
Japan, Series 395, 0.10% 2020	¥19,209,000	178,968
Japan, Series 394, 0.10% 2020	1,175,000	10,944
Japan, Series 128, 0.10% 2021	9,487,050	88,547
Japan, Series 134, 0.10% 2022	5,470,000	51,341
Japan, Series 17, 0.10% 20232	2,919,000	27,737
Japan, Series 19, 0.10% 20242	11,525,325	110,116
Japan, Series 18, 0.10% 20242	11,092,500	105,616
Japan, Series 337, 0.30% 2024	15,524,150	148,474
Japan, Series 20, 0.10% 20252	3,386,610	32,436
Japan, Series 344, 0.10% 2026	3,760,000	35,796
Japan, Series 21, 0.10% 20262	3,084,410	29,705
Japan, Series 346, 0.10% 2027	30,252,300	288,459
Japan, Series 23, 0.10% 20282	22,951,265	222,330
Japan, Series 24, 0.10% 20292	9,532,126	92,390
Japan, Series 145, 1.70% 2033	8,945,000	102,445
Japan, Series 150, 1.40% 2034	1,615,000	17,992
Japan, Series 161, 0.60% 2037	4,995,450	49,789
Japan, Series 42, 1.70% 2044	8,370,200	103,298
Japan, Series 53, 0.60% 2046	999,700	9,898
Japan, Series 57, 0.80% 2047	2,951,150	30,680

Capital World Bond Fund — Page 3 of 31

unaudited

Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 59, 0.70% 2048	¥2,850,000	$28,906
Japan, Series 62, 0.50% 2049	6,248,000	60,035
		1,825,902
Chinese yuan renminbi 2.73%
China (Peoples Republic of), Series 1828, 3.22% 2025	CNY46,000	6,688
China Development Bank Corp., Series 1804, 4.69% 2023	500,000	76,152
China Development Bank Corp., Series 1806, 4.73% 2025	242,000	37,247
China Development Bank Corp., Series 1715, 4.24% 2027	349,800	52,550
China Development Bank Corp., Series 1805, 4.04% 2028	98,000	14,495
China Development Bank Corp., Series 1805, 4.88% 2028	444,400	69,781
China Development Bank Corp., Series 1905, 3.48% 2029	913,700	130,380
		387,293
Mexican pesos 2.66%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	717
Petróleos Mexicanos 7.19% 2024	33,581	1,461
Petróleos Mexicanos 7.47% 2026	469,419	19,445
Red de Carreteras de Occidente 9.00% 2028	36,950	1,881
United Mexican States, Series M, 6.50% 2021	400,000	20,465
United Mexican States, Series M, 6.50% 2022	681,800	34,640
United Mexican States, Series M, 8.00% 2023	577,495	30,753
United Mexican States, Series M, 5.75% 2026	1,558,500	73,904
United Mexican States, Series M, 7.50% 2027	3,650,900	190,032
United Mexican States, Series M20, 8.50% 2029	47,000	2,606
United Mexican States, Series M30, 10.00% 2036	32,500	2,056
		377,960
British pounds 1.68%
Deutsche Telekom AG 3.125% 2034	£3,500	4,720
Electricité de France SA 6.00% 2114	700	1,399
HSBC Holdings PLC 3.00% 2030 (EUR Annual (vs. 6-month LIBOR) 1-year + 1.77% on 5/29/2029)1	8,000	10,476
HSBC Holdings PLC 5.375% 2030 (ICE LIBOR GBP 3-month + 1.50% on 11/4/2025)1	320	472
Lloyds Banking Group PLC 7.625% 2025	340	553
National Grid Transco PLC 4.00% 2027	2,460	3,675
Nestlé Finance International Ltd. 2.25% 2023	400	537
United Kingdom 2.00% 2020	5,340	6,875
United Kingdom 1.75% 2022	19,400	25,555
United Kingdom 2.25% 2023	17,170	23,292
United Kingdom 1.00% 2024	2,500	3,231
United Kingdom 2.75% 2024	9,710	13,662
United Kingdom 1.50% 2026	6,990	9,373
United Kingdom 4.25% 2027	14,750	24,126
United Kingdom 1.625% 2028	3,920	5,330
United Kingdom 1.75% 2037	8,970	12,128
United Kingdom 3.25% 2044	16,550	28,730
United Kingdom 3.50% 2045	13,830	25,137
United Kingdom 1.50% 2047	21,550	27,537
United Kingdom 1.625% 2054	2,080	2,784
United Kingdom 2.50% 2065	3,842	6,735
Vodafone Group PLC 5.625% 2025	300	467
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,873
		238,667

Capital World Bond Fund — Page 4 of 31

unaudited

Bonds, notes & other debt instruments (continued) Danish kroner 1.58%	Principal amount (000)	Value (000)
Nykredit Realkredit AS, Series 01E, 1.50% 20374	DKr559,499	$88,474
Nykredit Realkredit AS, Series 01E, 2.00% 20374	70,176	11,244
Nykredit Realkredit AS, Series 01E, 1.50% 20404	735,260	115,820
Nykredit Realkredit AS, Series 01E, 2.50% 20474	54,751	8,750
Realkredit Danmark AS, Series 22S, 2.00% 20374	—5	—5
		224,288
Indian rupees 1.52%
HDFC Bank Ltd. 7.95% 2026	INR200,000	2,889
India (Republic of) 7.68% 2023	374,900	5,633
India (Republic of) 6.97% 2026	4,380,000	63,679
India (Republic of) 7.59% 2026	2,404,100	35,930
India (Republic of) 6.79% 2027	2,836,000	40,556
India (Republic of) 8.24% 2027	649,910	10,084
India (Republic of) 7.17% 2028	1,198,600	17,604
India (Republic of) 7.59% 2029	654,180	9,889
India (Republic of) 7.61% 2030	768,660	11,630
India (Republic of) 7.88% 2030	150,000	2,305
National Highways Authority of India 7.17% 2021	920,000	13,239
National Highways Authority of India 7.27% 2022	210,000	3,054
		216,492
Norwegian kroner 1.33%
Norway (Kingdom of) 3.75% 2021	NKr784,141	96,235
Norway (Kingdom of) 2.00% 2023	527,089	63,602
Norway (Kingdom of) 3.00% 2024	227,770	28,809
		188,646
Brazilian reais 1.26%
Brazil (Federative Republic of) 0% 2019	BRL1,000	256
Brazil (Federative Republic of) 0% 2020	227,500	57,515
Brazil (Federative Republic of) 0% 2020	140,700	35,095
Brazil (Federative Republic of) 0% 2021	92,000	21,306
Brazil (Federative Republic of) 6.00% 20242	13,531	3,932
Brazil (Federative Republic of) 10.00% 2025	165,000	48,575
Brazil (Federative Republic of) 10.00% 2027	26,200	7,838
Brazil (Federative Republic of) 10.00% 2029	16,300	4,957
		179,474
South African rand 1.20%
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR24,000	1,927
South Africa (Republic of), Series R-2044, 8.75% 2044	799,850	51,793
South Africa (Republic of), Series R-2048, 8.75% 2048	1,813,100	116,085
		169,805
Polish zloty 1.07%
Poland (Republic of), Series 1021, 5.75% 2021	PLN296,270	86,854
Poland (Republic of), Series 0123, 2.50% 2023	150,000	41,107
Poland (Republic of), Series 1023, 4.00% 2023	25,000	7,275
Poland (Republic of), Series 0725, 3.25% 2025	28,300	8,065
Poland (Republic of), Series 0727, 2.50% 2027	30,000	8,139
		151,440

Capital World Bond Fund — Page 5 of 31

unaudited

Bonds, notes & other debt instruments (continued) Thai baht 1.04%	Principal amount (000)	Value (000)
Thailand (Kingdom of) 2.125% 2026	THB1,645,000	$54,170
Thailand (Kingdom of) 2.875% 2028	950,000	32,978
Thailand (Kingdom of) 3.65% 2031	110,000	4,116
Thailand (Kingdom of) 3.775% 2032	135,760	5,135
Thailand (Kingdom of) 3.40% 2036	91,990	3,423
Thailand (Kingdom of) 3.30% 2038	1,295,040	47,613
		147,435
Indonesian rupiah 0.95%
Indonesia (Republic of), Series 64, 6.125% 2028	IDR219,828,000	14,344
Indonesia (Republic of), Series 78, 8.25% 2029	843,895,000	63,467
Indonesia (Republic of), Series 73, 8.75% 2031	45,886,000	3,537
Indonesia (Republic of), Series 74, 7.50% 2032	211,000,000	14,540
Indonesia (Republic of), Series 65, 6.625% 2033	126,583,000	8,171
Indonesia (Republic of), Series 68, 8.375% 2034	412,672,000	31,109
		135,168
Canadian dollars 0.73%
Canada 0.75% 2021	C$7,000	5,278
Canada 1.00% 2022	16,200	12,207
Canada 2.25% 2025	53,650	42,972
Canada 3.50% 2045	2,200	2,328
Canada 1.25% 20472	3,310	3,173
Canada 2.75% 2048	22,100	21,058
Canada Housing Trust 2.90% 2024	5,000	4,046
Nova Scotia (Province of) 2.10% 2027	4,000	3,061
Saskatchewan (Province of) 2.65% 2027	4,000	3,181
Toronto-Dominion Bank 3.224% 20291	8,042	6,300
		103,604
Chilean pesos 0.65%
Chile (Banco Central de) 4.50% 2021	CLP1,140,000	1,737
Chile (Banco Central de) 4.00% 2023	38,910,000	59,957
Chile (Banco Central de) 4.50% 2026	19,480,000	31,156
		92,850
South Korean won 0.63%
South Korea (Republic of), Series 2209, 2.00% 2022	KRW40,035,100	35,219
South Korea (Republic of), Series 2712, 2.375% 2027	58,866,460	54,086
		89,305
Colombian pesos 0.57%
Colombia (Republic of), Series B, 10.00% 2024	COP10,207,000	3,853
Colombia (Republic of), Series B, 6.25% 2025	187,769,000	60,747
Colombia (Republic of), Series B, 7.50% 2026	2,100,000	725
Colombia (Republic of), Series B, 6.00% 2028	47,650,000	14,903
		80,228
Israeli shekels 0.56%
Israel (State of) 2.00% 2027	ILS100,600	29,493
Israel (State of) 5.50% 2042	117,700	49,535
Israel (State of) 3.75% 2047	2,900	946
		79,974

Capital World Bond Fund — Page 6 of 31

unaudited

Bonds, notes & other debt instruments (continued) Russian rubles 0.53%	Principal amount (000)	Value (000)
Russian Federation 6.80% 2019	RUB187,575	$2,965
Russian Federation 7.00% 2023	1,001,000	15,712
Russian Federation 8.15% 2027	472,225	7,862
Russian Federation 6.90% 2029	1,317,875	20,299
Russian Federation 8.50% 2031	585,940	10,122
Russian Federation 7.70% 2033	121,510	1,972
Russian Federation 7.25% 2034	1,021,725	15,929
		74,861
Malaysian ringgits 0.42%
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR17,875	4,408
Malaysia (Federation of), Series 0119, 3.906% 2026	141,700	35,043
Malaysia (Federation of), Series 0310, 4.498% 2030	80,650	20,809
		60,260
Australian dollars 0.23%
Australia (Commonwealth of), Series 133, 5.50% 2023	A$31,315	25,700
Australia (Commonwealth of), Series 138, 3.25% 2029	9,140	7,551
		33,251
Dominican pesos 0.12%
Dominican Republic 8.90% 2023	DOP47,200	929
Dominican Republic 9.75% 2026	636,700	12,810
Dominican Republic 11.00% 2026	118,300	2,529
Dominican Republic 11.375% 2029	52,500	1,138
		17,406
Argentine pesos 0.09%
Argentine Republic 2.50% 20212	ARS587,050	8,890
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 44.503% 20226	127,831	2,685
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 47.438% 20286	60,051	1,169
		12,744
Uruguayan pesos 0.08%
Uruguay (Oriental Republic of) 9.875% 2022	UYU29,254	831
Uruguay (Oriental Republic of) 8.50% 2028	412,190	9,813
		10,644
Turkish lira 0.07%
Turkey (Republic of) 9.20% 2021	TRY17,200	2,531
Turkey (Republic of) 8.50% 2022	22,375	3,080
Turkey (Republic of) 11.00% 2022	9,575	1,434
Turkey (Republic of) 2.80% 20232	5,320	861
Turkey (Republic of) 10.60% 2026	14,400	1,930
		9,836
New Zealand dollars 0.04%
New Zealand 4.50% 2027	NZ$7,250	5,977
Egyptian pounds 0.04%
Egypt (Arab Republic of) 14.80% 2023	EGP27,200	1,591
Egypt (Arab Republic of) 17.20% 2023	11,600	727
Egypt (Arab Republic of) 15.90% 2024	20,850	1,252

Capital World Bond Fund — Page 7 of 31

unaudited

Bonds, notes & other debt instruments (continued) Egyptian pounds (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 18.40% 2024	EGP2,500	$163
Egypt (Arab Republic of) 15.70% 2027	21,900	1,316
		5,049
Czech korunas 0.03%
Czech Republic 0.75% 2021	CZK100,000	4,421
Romanian leu 0.03%
Romania 5.95% 2021	RON15,000	3,765
Peruvian nuevos soles 0.02%
Peru (Republic of) 6.15% 2032	PEN3,975	1,326
Peru (Republic of) 5.40% 2034	5,760	1,789
		3,115
Ghana cedi 0.01%
Ghana (Republic of) 16.50% 2023	GHS1,525	264
Ghana (Republic of) 19.00% 2026	6,395	1,159
		1,423
Nigerian naira 0.01%
Nigeria (Republic of) 12.40% 2036	NGN580,265	1,408
Zambian kwacha 0.00%
Zambia (Republic of) 13.00% 2026	ZMW7,400	266
U.S. dollars 41.66%
3M Co. 2.25% 2023	$2,555	2,560
Abbott Laboratories 2.90% 2021	2,825	2,872
Abbott Laboratories 3.40% 2023	5,950	6,208
Abbott Laboratories 4.90% 2046	1,500	1,850
AbbVie Inc. 2.50% 2020	2,525	2,525
AbbVie Inc. 4.45% 2046	2,760	2,712
Abu Dhabi (Emirate of) 2.50% 20223	10,600	10,693
Abu Dhabi (Emirate of) 3.125% 20273	10,600	11,016
Abu Dhabi (Emirate of) 3.125% 2027	650	676
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20213	1,000	1,075
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20233	20,735	21,311
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 20303	440	485
ACE INA Holdings Inc. 2.30% 2020	2,555	2,556
ACE INA Holdings Inc. 2.875% 2022	1,860	1,895
ACE INA Holdings Inc. 3.35% 2026	260	273
ADT Corp. 3.50% 2022	2,975	2,979
AES Corp. 5.50% 2025	1,482	1,543
Alexandria Real Estate Equities, Inc. 2.75% 2020	790	790
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,416
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,040	1,093
Alexandria Real Estate Equities, Inc. 3.95% 2028	465	489
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	330
Alibaba Group Holding Ltd. 3.40% 2027	3,200	3,252
Allergan PLC 3.00% 2020	12,460	12,499

Capital World Bond Fund — Page 8 of 31

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Allergan PLC 3.80% 2025	$1,037	$1,076
Allergan PLC 4.75% 2045	3,800	3,906
Alliant Energy Finance LLC 3.75% 20233	4,474	4,648
Allison Transmission Holdings, Inc. 5.00% 20243	3,150	3,225
Allstate Corp. 3.85% 2049	250	263
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.652% 20256,7	3,265	3,245
Altria Group, Inc. 2.625% 2020	8,200	8,206
Altria Group, Inc. 5.95% 2049	1,932	2,200
Amazon.com, Inc. 3.15% 2027	170	179
Amazon.com, Inc. 3.875% 2037	250	276
Amazon.com, Inc. 4.05% 2047	320	362
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	2,725	2,728
American Campus Communities, Inc. 3.35% 2020	2,000	2,021
American Campus Communities, Inc. 3.75% 2023	3,090	3,199
American Campus Communities, Inc. 4.125% 2024	1,945	2,053
American Campus Communities, Inc. 3.30% 2026	1,500	1,514
American Campus Communities, Inc. 3.625% 2027	2,575	2,628
American Electric Power Co., Inc. 4.30% 2028	4,118	4,514
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 9.076% 20193,6,8	350	96
American Energy (Permian Basin) 7.125% 20203,8	7,395	813
American Energy (Permian Basin) 7.375% 20213,8	1,215	134
American Express Co. 3.00% 2021	8,000	8,088
American Honda Finance Corp. 3.55% 2024	1,000	1,051
American Honda Finance Corp. 3.50% 2028	4,000	4,215
American International Group, Inc. 3.90% 2026	3,475	3,638
American International Group, Inc. 4.80% 2045	1,500	1,643
Anadarko Petroleum Corp. 4.85% 2021	211	218
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	2,000	2,226
Anheuser-Busch InBev NV 4.15% 2025	11,770	12,746
Anheuser-Busch InBev NV 4.75% 2029	15,294	17,338
Anheuser-Busch InBev NV 4.90% 2031	2,500	2,893
Anheuser-Busch InBev NV 5.55% 2049	4,029	4,920
Apache Corp. 4.25% 2030	960	990
Apache Corp. 5.35% 2049	2,320	2,457
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.33% 20256,7	250	254
Argentine Republic 6.875% 2021	13,515	11,900
Argentine Republic 7.50% 2026	12,265	10,352
Argentine Republic 5.875% 2028	1,200	916
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)1	4,000	2,350
Argentine Republic 7.625% 2046	3,400	2,704
Argentine Republic 6.875% 2048	11,705	8,706
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.911% 20236,7,9	679	662
Associated Materials, LLC 9.00% 20243	6,058	5,770
AstraZeneca PLC 4.00% 2029	5,479	5,989
Atlantic City Electric Co. 4.00% 2028	929	1,021
Autoridad del Canal de Panama 4.95% 20353	3,200	3,568
Avangrid, Inc. 3.80% 2029	3,000	3,144
Avis Budget Group, Inc. 5.50% 2023	4,135	4,228
B&G Foods, Inc. 4.625% 2021	1,035	1,040
B&G Foods, Inc. 5.25% 2025	690	699
Bahrain (Kingdom of) 5.875% 2021	1,100	1,136
Baidu Inc. 4.375% 2024	2,000	2,121
Bank of America Corp. 2.625% 2020	6,875	6,902
Bank of America Corp. 3.974% 2030	20,021	21,459
Bank of China Ltd. 3.50% 2027	3,100	3,155

Capital World Bond Fund — Page 9 of 31

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bank of Montreal 4.338% 20281	$7,089	$7,430
Baxalta Inc. 4.00% 2025	469	499
Bayer US Finance II LLC 3.875% 20233	6,940	7,195
Bayer US Finance II LLC 4.25% 20253	1,807	1,912
Bayer US Finance II LLC 4.375% 20283	350	369
Bayerische Motoren Werke AG 2.95% 20223	21,475	21,797
Bayerische Motoren Werke AG 3.15% 20243	2,555	2,628
Bayerische Motoren Werke AG 3.625% 20293	2,000	2,096
Becton, Dickinson and Co. 2.675% 2019	1,568	1,569
Becton, Dickinson and Co. 2.894% 2022	3,630	3,678
Becton, Dickinson and Co. 3.734% 2024	5,427	5,693
Becton, Dickinson and Co. 3.70% 2027	3,850	4,025
Berkshire Hathaway Finance Corp. 4.20% 2048	2,000	2,238
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,376
Boeing Co. 3.10% 2026	4,067	4,196
Boeing Co. 3.20% 2029	6,000	6,194
Boston Scientific Corp. 3.375% 2022	5,000	5,142
Boston Scientific Corp. 3.45% 2024	2,780	2,908
Boston Scientific Corp. 3.75% 2026	3,380	3,596
Boston Scientific Corp. 4.70% 2049	360	413
BP Capital Markets PLC 3.79% 2024	8,610	9,130
BP Capital Markets PLC 4.234% 2028	5,510	6,130
Bristol-Myers Squibb Co. 2.60% 20223	3,905	3,963
Bristol-Myers Squibb Co. 2.90% 20243	18,244	18,657
Bristol-Myers Squibb Co. 3.20% 20263	2,254	2,341
Bristol-Myers Squibb Co. 3.40% 20293	6,800	7,118
Bristol-Myers Squibb Co. 4.125% 20393	2,122	2,303
Bristol-Myers Squibb Co. 4.25% 20493	2,117	2,334
British American Tobacco International Finance PLC 2.75% 20203	2,350	2,356
British American Tobacco PLC 2.764% 2022	3,110	3,119
British American Tobacco PLC 3.557% 2027	7,740	7,709
British American Tobacco PLC 4.54% 2047	3,660	3,397
Broadcom Inc. 4.75% 20293	5,000	5,128
Broadcom Ltd. 3.00% 2022	15,000	15,063
Broadcom Ltd. 3.625% 2024	8,000	8,087
Broadcom Ltd. 3.875% 2027	4,325	4,244
Broadcom Ltd. 3.50% 2028	3,530	3,353
Brookfield Property REIT Inc. 5.75% 20263	1,990	2,057
Cablevision Systems Corp. 6.75% 2021	5,425	5,818
Calpine Corp. 5.25% 20263	2,905	2,967
Cameroon (Republic of) 9.50% 2025	300	326
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,315	4,354
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20233	4,400	4,503
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20263	2,000	2,103
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,870	2,892
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	10,540	10,953
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20283	975	998
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	1,450	1,605
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	1,200	1,221
CDK Global Inc. 5.25% 20293	395	410
Cenovus Energy Inc. 5.40% 2047	1,543	1,671
Centene Corp. 4.75% 2022	2,730	2,798
Centene Corp. 4.75% 2025	1,600	1,656
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 20234	664	670
CenterPoint Energy, Inc. 4.25% 2028	2,500	2,703

Capital World Bond Fund — Page 10 of 31

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CenturyLink, Inc. 6.75% 2023	$3,125	$3,379
CenturyLink, Inc. 7.50% 2024	1,250	1,386
CenturyLink, Inc., Series T, 5.80% 2022	3,300	3,457
CF Industries, Inc. 4.95% 2043	1,700	1,528
Chemours Co. 6.625% 2023	4,917	5,104
Chesapeake Energy Corp. 4.875% 2022	5,470	5,197
Chesapeake Energy Corp. 5.75% 2023	1,280	1,206
Chesapeake Energy Corp. 8.00% 2025	950	881
Chesapeake Energy Corp. 8.00% 2027	1,090	959
Chevron Corp. 2.954% 2026	6,985	7,212
Chevron Phillips Chemical Co. LLC 3.30% 20233	155	158
China CITIC Bank International Ltd. 4.625% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.25% on 2/28/2024)1	5,800	5,991
China Construction Bank Corp. 4.25% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.88% on 2/27/2024)1	2,000	2,066
Cigna Corp. 3.40% 20213	3,835	3,910
Cigna Corp. 3.75% 20233	8,612	8,968
Cigna Corp. 4.125% 20253	2,615	2,779
Cigna Corp. 4.375% 20283	7,368	7,953
Cigna Corp. 4.90% 20483	1,255	1,367
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)1	7,540	8,063
Citigroup Inc. 4.65% 2048	1,627	1,895
Cleveland-Cliffs Inc. 4.875% 20243	5,150	5,240
Cleveland-Cliffs Inc. 5.75% 2025	3,871	3,861
Cleveland-Cliffs Inc. 5.875% 20273	7,275	7,093
CMS Energy Corp. 3.00% 2026	2,175	2,182
Colbun SA 4.50% 20243	1,800	1,897
Colbun SA 3.95% 20273	2,445	2,483
Colombia (Republic of) 4.50% 2026	750	811
Colombia (Republic of) 3.875% 2027	1,850	1,932
Colombia (Republic of) 4.50% 2029	6,240	6,823
Colombia (Republic of) 7.375% 2037	1,000	1,364
Colombia (Republic of) 5.20% 2049	12,200	13,856
Columbia Pipeline Partners LP 3.30% 2020	395	398
Comcast Corp. 3.95% 2025	4,395	4,743
Comcast Corp. 4.00% 2048	5,745	6,081
Comision Federal de Electricidad 4.875% 20243	3,500	3,629
Comision Federal de Electricidad 4.75% 20273	370	381
Compass Diversified Holdings 8.00% 20263	3,090	3,227
Comstock Resources, Inc. 9.75% 2026	1,725	1,333
Conagra Brands, Inc. 4.30% 2024	2,750	2,917
Conagra Brands, Inc. 4.60% 2025	1,200	1,307
Conagra Brands, Inc. 5.40% 2048	3,965	4,353
Concho Resources Inc. 4.85% 2048	1,999	2,249
CONSOL Energy Inc. 5.875% 2022	10,689	10,422
Consolidated Edison Co. of New York, Inc. 4.125% 2049	3,000	3,235
Consolidated Energy Finance SA 6.50% 20263	645	643
Constellation Brands, Inc. 2.65% 2022	7,000	7,026
Constellation Brands, Inc. 4.10% 2048	750	746
Convey Park Energy LLC 7.50% 20253	825	598
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20343,4	6,380	6,530
Costa Rica (Republic of) 4.25% 2023	776	767
Costa Rica (Republic of) 7.00% 2044	782	779
Crédit Agricole SA 4.375% 20253	19,265	20,211
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)1,3	9,995	10,308

Capital World Bond Fund — Page 11 of 31

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CRH America, Inc. 5.125% 20453	$3,000	$3,215
CSX Corp. 4.25% 2029	6,730	7,498
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.91% 20226,7	1,367	1,362
CVR Partners, LP 9.25% 20233	2,575	2,702
CVS Health Corp. 2.80% 2020	1,900	1,905
CVS Health Corp. 3.125% 2020	4,500	4,518
CVS Health Corp. 3.35% 2021	8,345	8,461
CVS Health Corp. 3.70% 2023	3,130	3,233
CVS Health Corp. 4.10% 2025	2,955	3,117
CVS Health Corp. 4.30% 2028	14,836	15,649
CVS Health Corp. 5.05% 2048	4,598	4,898
DaimlerChrysler North America Holding Corp. 2.25% 20203	350	350
DaimlerChrysler North America Holding Corp. 2.00% 20213	300	297
DaimlerChrysler North America Holding Corp. 3.00% 20213	28,225	28,450
DaimlerChrysler North America Holding Corp. 3.40% 20223	3,370	3,438
DaimlerChrysler North America Holding Corp. 3.30% 20253	2,000	2,047
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,690
Danske Bank AS 2.70% 20223	7,200	7,219
DaVita HealthCare Partners Inc. 5.00% 2025	2,210	2,190
DCP Midstream Operating LP 4.95% 2022	1,605	1,669
Deutsche Telekom International Finance BV 1.95% 20213	3,050	3,018
Deutsche Telekom International Finance BV 4.375% 20283	1,400	1,526
Diamond Offshore Drilling, Inc. 7.875% 2025	1,675	1,600
Diamond Offshore Drilling, Inc. 4.875% 2043	2,450	1,531
Dianjian Haiyu Ltd. 3.50% (undated)1	1,200	1,187
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.188% 20236,7	458	430
Diebold, Inc. 8.50% 2024	1,125	1,001
Dominican Republic 7.50% 20213	7,000	7,385
Dominican Republic 5.50% 20253	6,500	6,931
Dominican Republic 5.50% 2025	1,888	2,013
Dominican Republic 6.875% 2026	4,150	4,700
Dominican Republic 8.625% 20273	1,000	1,198
Dominican Republic 6.00% 20283	555	601
Dominican Republic 6.85% 2045	1,570	1,722
Dominican Republic 6.85% 20453	230	252
Dominican Republic 6.40% 20493	10,038	10,527
Dow Chemical Co. 4.125% 2021	4,000	4,140
Dow Chemical Co. 4.55% 20253	500	545
Dow Chemical Co. 3.625% 20263	132	137
Dow Chemical Co. 4.80% 20283	385	433
Dow Chemical Co. 5.55% 20483	725	863
Dow Chemical Co. 4.80% 20493	1,000	1,079
DowDuPont Inc. 4.205% 2023	3,500	3,748
DowDuPont Inc. 4.493% 2025	1,000	1,107
DowDuPont Inc. 4.725% 2028	5,100	5,766
DP World Crescent 4.848% 20283	2,925	3,123
DTE Energy Co. 3.30% 2022	1,352	1,381
DTE Energy Co. 3.50% 2024	863	895
DTE Energy Co. 3.40% 2029	475	482
DTE Energy Co. 3.95% 2049	770	840
Duke Energy Progress, LLC 3.70% 2028	6,150	6,586
Duke Energy Progress, LLC 3.45% 2029	1,305	1,376
Dun & Bradstreet Corp. 6.875% 20263	1,080	1,145
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.404% 20266,7	1,295	1,297

Capital World Bond Fund — Page 12 of 31

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Edison International 2.95% 2023	$3,762	$3,606
EDP Finance BV 5.25% 20213	2,500	2,596
EDP Finance BV 3.625% 20243	3,000	3,093
Egypt (Arab Republic of) 5.75% 2020	9,200	9,368
Egypt (Arab Republic of) 5.875% 2025	2,000	2,045
Egypt (Arab Republic of) 7.50% 20273	10,300	11,012
Electricité de France SA 3.625% 20253	600	634
Electricité de France SA 4.50% 20283	1,722	1,889
Electricité de France SA 4.75% 20353	4,039	4,415
Electricité de France SA 4.875% 20383	2,375	2,706
Electricité de France SA 4.875% 20443	325	360
Electricité de France SA 4.95% 20453	206	232
Electricité de France SA 5.00% 20483	1,790	2,039
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 10-year + 3.709% on 1/29/2023)1,3	3,150	3,215
EMD Finance LLC 2.40% 20203	6,565	6,561
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)1	5,000	5,367
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,209
ENA Norte Trust 4.95% 20283	4,723	4,888
Enbridge Energy Partners, LP 4.375% 2020	2,835	2,900
Enbridge Energy Partners, LP 5.20% 2020	5,125	5,214
Enbridge Energy Partners, LP 5.875% 2025	3,015	3,483
Enbridge Energy Partners, LP 7.375% 2045	3,975	5,840
Enbridge Inc. 3.70% 2027	6,700	6,923
Endo International PLC 5.75% 20223	6,075	5,331
Endo International PLC 6.00% 20251,3	1,270	857
Enel Chile SA 4.875% 2028	1,435	1,571
Enel Finance International SA 2.75% 20233	21,600	21,549
Enel Finance International SA 3.50% 20283	7,600	7,496
Enel Finance International SA 6.00% 20393	4,740	5,625
Enel Società per Azioni 8.75% 20731,3	10,000	11,575
Energy Transfer Partners, LP 4.20% 2027	12,190	12,673
Energy Transfer Partners, LP 5.30% 2047	550	574
Energy Transfer Partners, LP 5.40% 2047	690	734
Energy Transfer Partners, LP 6.00% 2048	3,997	4,564
Energy Transfer Partners, LP 6.25% 2049	3,856	4,571
Ensco PLC 7.75% 2026	3,850	2,888
Ensco PLC 5.75% 2044	1,305	757
Equinor ASA 3.625% 2028	11,065	11,936
Essex Portfolio LP 3.625% 2022	1,420	1,463
Essex Portfolio LP 3.25% 2023	2,870	2,924
Essex Portfolio LP 3.875% 2024	3,360	3,524
Essex Portfolio LP 4.00% 2029	1,200	1,279
Euramax International, Inc. 12.00% 20203	3,675	3,730
European Investment Bank 2.25% 2022	4,600	4,651
Eversource Energy 4.25% 2029	4,118	4,529
Exelon Corp. 3.95% 2025	528	564
Export Credit Bank of Turkey 5.375% 20213	4,660	4,607
Extraction Oil & Gas, Inc. 5.625% 20263	1,200	975
Fannie Mae 6.50% 20474	71	76
Fannie Mae 6.50% 20474	25	27
Fannie Mae 7.00% 20474	38	43
Fannie Mae Pool #BK9621 3.00% 20334	500	510
Fannie Mae Pool #BK7375 3.00% 20334	500	510
Fannie Mae Pool #826003 6.00% 20354	42	46

Capital World Bond Fund — Page 13 of 31

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #964204 5.50% 20384	$1,067	$1,174
Fannie Mae Pool #BC7599 4.00% 20464	4,800	5,022
Fannie Mae Pool #BC8578 4.00% 20464	1,155	1,209
Fannie Mae Pool #CA0487 3.50% 20474	531	547
Fannie Mae Pool #MA3495 4.00% 20484	15,246	15,758
Fannie Mae Pool #BN2846 4.00% 20484	865	898
Fannie Mae Pool #BK0920 4.00% 20484	347	361
Fannie Mae Pool #MA3384 4.00% 20484	188	196
Fannie Mae Pool #BM2007 4.00% 20484	176	182
Fannie Mae Pool #MA3443 4.00% 20484	121	125
Fannie Mae Pool #BJ0639 4.00% 20484	26	27
Fannie Mae Pool #MA3692 3.50% 20494	145,093	148,532
Fannie Mae Pool #CA3138 3.627% 20494,6	14,036	14,517
Fannie Mae Pool #CA3084 4.00% 20494	188,496	195,772
Fannie Mae Pool #CA3129 4.00% 20494	176,944	183,774
Fannie Mae Pool #MA3693 4.00% 20494	38,500	39,925
Fannie Mae, Series 2001-4, Class GA, 9.179% 20254,6	—5	—5
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 20224	2,964	2,974
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 20224	2,560	2,582
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20364	433	386
First Quantum Minerals Ltd. 7.25% 20233	5,325	5,205
First Quantum Minerals Ltd. 6.50% 20243	1,226	1,151
First Quantum Minerals Ltd. 7.50% 20253	9,775	9,347
First Quantum Minerals Ltd. 6.875% 20263	1,625	1,513
FirstEnergy Corp. 3.90% 2027	9,319	9,783
FirstEnergy Corp. 3.50% 20283	1,425	1,447
Ford Motor Credit Co. 2.597% 2019	8,485	8,481
Fox Corp. 4.03% 20243	515	548
Fox Corp. 4.709% 20293	3,420	3,818
France Télécom 9.00% 20311	5,390	8,235
Freddie Mac 6.00% 20384	42	46
Freddie Mac 3.714% 20494,6	2,610	2,701
Freddie Mac Pool #V85472 3.50% 20494	8,138	8,339
Freddie Mac Pool #2B7343 3.785% 20494,6	19,651	20,416
Freddie Mac, Series 3213, Class OG, principal only, 0% 20364	750	700
Freddie Mac, Series 3292, Class BO, principal only, 0% 20374	114	101
Freeport-McMoRan Inc. 3.55% 2022	7,190	7,217
Frontier Communications Corp. 10.50% 2022	690	471
Frontier Communications Corp. 11.00% 2025	18,480	11,550
FS Energy and Power Fund 7.50% 20233	2,325	2,366
Gabonese Republic 6.95% 2025	1,750	1,754
Gazprom OJSC 5.999% 20213	3,900	4,090
GE Capital International Funding Co. 4.418% 2035	1,771	1,749
General Dynamics Corp. 3.75% 2028	7,930	8,683
General Electric Capital Corp. 3.373% 2025	4,500	4,556
General Mills, Inc. 3.20% 2021	2,215	2,250
General Motors Co. 6.75% 2046	4,955	5,610
General Motors Financial Co. 3.55% 2022	1,850	1,883
General Motors Financial Co. 5.10% 2024	7,000	7,490
General Motors Financial Co. 4.00% 2026	1,000	1,009
Genesis Energy, LP 6.75% 2022	4,068	4,119
Genesis Energy, LP 6.50% 2025	920	903
Ghana (Republic of) 8.95% 20513	500	519
GlaxoSmithKline PLC 2.875% 2022	4,313	4,392
Gogo Inc. 9.875% 20243	14,275	14,721

Capital World Bond Fund — Page 14 of 31

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.55% 2019	$8,295	$8,299
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)1	1,115	1,126
Goldman Sachs Group, Inc. 3.20% 2023	10,279	10,523
Goldman Sachs Group, Inc. 3.688% 20266	3,600	3,553
Government National Mortgage Assn. 4.00% 20454	9,190	9,657
Government National Mortgage Assn. 4.50% 20494,10	3,384	3,527
Government National Mortgage Assn. 4.50% 20494,10	3,380	3,522
Government National Mortgage Assn. Pool #MA5987 4.50% 20494	87,964	91,986
Groupe BPCE SA 5.70% 20233	11,253	12,324
Groupe BPCE SA 5.15% 20243	5,000	5,410
Guardian Life Global Funding 2.90% 20243	105	108
Guatemala (Republic of) 4.50% 2026	1,261	1,277
Guatemala (Republic of) 4.375% 2027	2,710	2,713
Guatemala (Republic of) 4.875% 2028	4,400	4,549
Gulf Power Co. 3.30% 2027	2,500	2,601
H.I.G. Capital, LLC 6.75% 20243	968	912
Hanesbrands Inc. 4.625% 20243	1,270	1,325
Hanesbrands Inc. 4.875% 20263	1,105	1,152
Hardwoods Acquisition Inc. 7.50% 20213	959	590
Harris Corp. 2.70% 2020	680	681
HCA Inc. 5.875% 2023	875	954
HealthSouth Corp. 5.75% 2025	4,130	4,311
Hertz Global Holdings Inc. 7.375% 2021	595	596
Hertz Global Holdings Inc. 7.625% 20223	6,725	6,994
Holcim Ltd. 6.00% 20193	3,222	3,267
Holcim Ltd. 5.15% 20233	2,500	2,682
Home Depot, Inc. 2.95% 2029	1,615	1,656
Honduras (Republic of) 8.75% 2020	11,370	12,209
Honduras (Republic of) 6.25% 2027	2,352	2,537
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)1	475	497
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)1	4,675	5,109
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)1	4,825	5,038
Hungary 5.375% 2024	25,400	28,696
Hyundai Capital America 2.55% 20203	11,225	11,207
Hyundai Capital America 3.25% 20223	2,104	2,126
Icahn Enterprises Finance Corp. 6.25% 2022	3,275	3,373
Indonesia (Republic of) 4.875% 2021	4,300	4,472
Indonesia (Republic of) 3.75% 2022	16,525	16,976
Indonesia (Republic of) 3.375% 2023	2,600	2,649
Indonesia (Republic of) 4.75% 2026	21,600	23,544
Indonesia (Republic of) 6.75% 2044	950	1,301
Indonesia (Republic of) 6.75% 20443	925	1,267
Inmarsat PLC 4.875% 20223	7,550	7,635
Inmarsat PLC 6.50% 20243	1,000	1,049
Intelsat Jackson Holding Co. 8.50% 20243	7,575	7,537
International Business Machines Corp. 3.50% 2029	6,675	6,984
Interstate Power and Light Co. 3.25% 2024	7,929	8,191
Intesa Sanpaolo SpA 5.017% 20243	16,925	16,974
IPALCO Enterprises, Inc. 3.70% 2024	275	285
Iraq (Republic of) 6.752% 20233	2,200	2,265
Jaguar Holding Co. 6.375% 20233	2,000	2,075
Jefferies Financial Group Inc. 5.50% 2023	1,375	1,484
Jersey Central Power & Light Co. 4.30% 20263	560	602
Jonah Energy LLC 7.25% 20253	1,100	536
Jordan (Hashemite Kingdom of) 5.75% 20273	4,810	4,883

Capital World Bond Fund — Page 15 of 31

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.40% 2021	$2,200	$2,206
JPMorgan Chase & Co. 2.55% 2021	11,700	11,726
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)1	23,983	25,166
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)1	8,480	8,945
Kazakhstan (Republic of) 3.875% 2024	575	610
Kazakhstan (Republic of) 4.875% 2044	550	635
Kazakhstan (Republic of) 6.50% 2045	500	693
Kenya (Republic of) 6.875% 2024	2,690	2,870
Kenya (Republic of) 8.25% 2048	600	626
Keurig Dr Pepper Inc. 4.057% 2023	5,500	5,776
Keurig Dr Pepper Inc. 4.417% 2025	1,105	1,185
Keurig Dr Pepper Inc. 4.597% 2028	9,325	10,221
Keurig Dr Pepper Inc. 5.085% 2048	8,775	9,774
Kinder Morgan Energy Partners, LP 3.50% 2023	750	772
Kinder Morgan Energy Partners, LP 4.15% 2024	1,410	1,487
Kinder Morgan, Inc. 3.15% 2023	1,750	1,781
Korea Housing Finance Corp. 2.50% 20203,4	10,700	10,739
Korea Housing Finance Corp. 2.00% 20213,4	12,275	12,160
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.829% 20246,7	3,650	3,779
Kuwait (State of) 2.75% 20223	16,650	16,899
Leader Goal International Ltd. 4.25% (undated)1	1,800	1,822
Liberty Global PLC 5.50% 20283	1,175	1,184
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.36% 2020 (100% PIK)6,7,11	3,752	2,777
Lima Metro Line 2 Finance Ltd. 5.875% 20343	9,385	10,007
Lima Metro Line 2 Finance Ltd. 5.875% 2034	7,300	7,784
Lithuania (Republic of) 7.375% 2020	9,400	9,691
Lithuania (Republic of) 6.625% 20223	2,000	2,211
Lloyds Banking Group PLC 3.75% 2027	14,070	14,346
Lloyds Banking Group PLC 4.375% 2028	1,150	1,222
Lockheed Martin Corp. 2.50% 2020	940	944
Lockheed Martin Corp. 3.10% 2023	740	760
Lowe’s Companies, Inc. 3.65% 2029	3,436	3,593
Lowe’s Companies, Inc. 4.55% 2049	1,813	1,957
LSB Industries, Inc. 9.625% 20233	3,280	3,354
LSC Communications, Inc. 8.75% 20233	1,425	1,361
Mallinckrodt PLC 4.875% 20203	8,430	8,167
Marsh & McLennan Companies, Inc. 3.875% 2024	370	393
Marsh & McLennan Companies, Inc. 4.375% 2029	160	177
Marsh & McLennan Companies, Inc. 4.75% 2039	500	574
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 6.152% 20246,7	1,204	1,203
McDermott International, Inc. 10.625% 20243	1,745	1,638
McDonald’s Corp. 3.35% 2023	6,285	6,523
MDC Partners Inc. 6.50% 20243	2,275	2,102
Meritage Homes Corp. 5.125% 2027	2,375	2,417
Metropolitan Life Global Funding I 2.40% 20213	2,000	2,005
Metropolitan Life Global Funding I 3.45% 20213	2,500	2,559
Metropolitan Life Global Funding I 3.375% 20223	500	514
Metropolitan Life Global Funding I 3.45% 20263	2,310	2,432
Metropolitan Life Global Funding I 3.00% 20273	1,650	1,678
Metropolitan Life Global Funding I 3.05% 20293	1,000	1,018
Mexican Government 5.50% 2046	415	416
Mexican Government 5.50% 2047	1,967	1,969
Mexican Government 5.50% 20473	287	287
MGM Resorts International 7.75% 2022	2,500	2,794
Microsoft Corp. 3.30% 2027	14,000	14,847

Capital World Bond Fund — Page 16 of 31

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Mineral Resources Ltd. 8.125% 20273	$800	$835
Mississippi Power Co. 3.95% 2028	5,302	5,569
Mississippi Power Co. 4.25% 2042	7,883	7,948
Molina Healthcare, Inc. 5.375% 2022	7,760	8,099
Molina Healthcare, Inc. 4.875% 20253	2,662	2,712
Molson Coors Brewing Co. 3.00% 2026	3,300	3,262
Molson Coors Brewing Co. 4.20% 2046	1,600	1,547
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)1	11,630	12,886
Morocco (Kingdom of) 4.25% 2022	5,700	5,964
Morocco (Kingdom of) 4.25% 20223	2,500	2,616
Morocco (Kingdom of) 5.50% 2042	10,000	11,409
Morocco (Kingdom of) 5.50% 20423	1,500	1,711
National Grid PLC 3.15% 20273	1,105	1,123
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	2,263	2,440
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)1,3	10,000	10,209
Navient Corp. 6.50% 2022	2,140	2,279
Navient Corp. 5.50% 2023	10,615	10,947
Navient Corp. 6.125% 2024	375	386
NBCUniversal Enterprise, Inc. 5.25% 20493	10,725	10,986
Neon Holdings, Inc. 10.125% 20263	670	662
New York Life Global Funding 2.30% 20223	3,000	3,006
New York Life Global Funding 3.00% 20283	2,500	2,558
New York State Electric & Gas Corp. 3.25% 20263	3,000	3,068
Nexstar Escrow Corp. 5.625% 20273	965	992
NGL Energy Partners LP 6.125% 2025	5,185	5,159
Niagara Mohawk Power Corp. 3.508% 20243	2,000	2,095
Niagara Mohawk Power Corp. 4.278% 20343	3,000	3,326
Nigeria (Republic of) 6.375% 2023	4,925	5,221
Nigeria (Republic of) 6.50% 20273	1,965	1,972
Nigeria (Republic of) 7.625% 2047	760	759
Nigeria (Republic of) 9.248% 2049	1,740	1,974
Noble Corp. PLC 7.95% 20251	1,350	992
Noble Corp. PLC 8.95% 20451	1,525	1,007
Noble Energy, Inc. 4.95% 2047	2,285	2,426
Norbord Inc. 5.75% 20273	2,340	2,369
Northern States Power Co. 2.20% 2020	18	18
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	504	509
Northrop Grumman Corp. 2.55% 2022	1,195	1,202
Northrop Grumman Corp. 3.25% 2028	7,745	7,954
Nova Chemicals Corp. 5.25% 20273	2,700	2,882
Nuveen, LLC 4.00% 20283	545	598
Oasis Petroleum Inc. 6.875% 2022	1,625	1,620
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)3,11	34	9
Oman (Sultanate of) 5.375% 2027	1,400	1,318
Oracle Corp. 2.65% 2026	9,890	9,942
Oracle Corp. 3.25% 2027	8,084	8,468
Owens & Minor, Inc. 3.875% 2021	4,100	3,536
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.94% 20256,7	1,988	1,663
Pacific Gas and Electric Co. 3.50% 20208	1,407	1,379
Pacific Gas and Electric Co. 3.85% 20238	5,791	5,719
Pacific Gas and Electric Co. 4.25% 20233,8	14,553	14,662
Pacific Gas and Electric Co. 3.75% 20248	2,907	2,871
Pacific Gas and Electric Co. 3.50% 20258	2,512	2,430
Pacific Gas and Electric Co. 2.95% 20268	1,811	1,707
Pacific Gas and Electric Co. 3.30% 20278	10,836	10,348

Capital World Bond Fund — Page 17 of 31

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.65% 20283,8	$6,937	$7,110
Pacific Gas and Electric Co. 3.95% 20478	5,370	4,853
PacifiCorp, First Mortgage Bonds, 3.50% 2029	4,000	4,284
Pakistan (Islamic Republic of) 6.75% 2019	9,300	9,383
Pakistan (Islamic Republic of) 5.50% 20213	11,350	11,476
Pakistan (Islamic Republic of) 8.25% 2024	7,700	8,439
Pakistan (Islamic Republic of) 8.25% 2025	6,700	7,362
Pakistan (Islamic Republic of) 6.875% 2027	3,150	3,189
Panama (Republic of) 3.75% 20263	8,000	8,288
Panama (Republic of) 4.50% 2047	1,970	2,231
Panama (Republic of) 4.50% 2050	2,465	2,770
Par Pharmaceutical Companies Inc. 7.50% 20273	3,220	3,172
Paraguay (Republic of) 4.625% 2023	5,210	5,486
Paraguay (Republic of) 5.00% 2026	1,450	1,590
Paraguay (Republic of) 4.70% 20273	1,705	1,851
Paraguay (Republic of) 4.70% 2027	475	516
Paraguay (Republic of) 5.60% 20483	13,405	15,181
Parker-Hannifin Corp. 2.70% 2024	1,650	1,676
Parker-Hannifin Corp. 3.25% 2029	2,070	2,150
Parker-Hannifin Corp. 4.00% 2049	400	424
Peabody Energy Corp. 6.00% 20223	1,300	1,336
Pernod Ricard SA 4.45% 20223	11,465	11,998
Peru (Republic of) 8.75% 2033	894	1,446
Peru (Republic of) 6.55% 2037	1,012	1,432
Peru (Republic of) 5.625% 2050	1,275	1,760
Petrobras Global Finance Co. 8.75% 2026	650	804
Petrobras Global Finance Co. 5.999% 2028	750	798
Petróleos Mexicanos 4.875% 2022	1,350	1,349
Petróleos Mexicanos 4.625% 2023	4,480	4,390
Petróleos Mexicanos 5.35% 2028	3,835	3,500
Petróleos Mexicanos 6.50% 2029	3,390	3,288
Petróleos Mexicanos 6.35% 2048	3,571	3,079
PetSmart, Inc. 5.875% 20253	8,765	8,546
PetSmart, Inc. 8.875% 20253	9,290	8,988
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 5.33% 20226,7	2,474	2,357
Pfizer Inc. 2.80% 2022	3,256	3,314
Pfizer Inc. 2.95% 2024	2,018	2,081
Philip Morris International Inc. 2.875% 2024	3,831	3,890
Philip Morris International Inc. 4.25% 2044	2,500	2,623
Pisces Parent LLC 8.00% 20263	3,870	3,783
PNC Bank 2.40% 2019	8,000	8,000
PNC Bank 2.30% 2020	3,820	3,822
PNC Bank 2.60% 2020	1,250	1,254
Poland (Republic of) 4.00% 2024	4,905	5,288
Poland (Republic of) 3.25% 2026	11,250	11,912
Praxair, Inc. 3.00% 2021	450	458
PRICOA Global Funding I 3.45% 20233	475	496
Principal Financial Group, Inc. 3.70% 2029	390	409
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)1	2,550	2,701
Prudential Financial, Inc. 3.905% 2047	250	261
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)1	1,750	1,883
Prudential Financial, Inc. 4.35% 2050	2,950	3,316
PT Indonesia Asahan Aluminium Tbk 5.23% 20213	5,955	6,280
PT Indonesia Asahan Aluminium Tbk 5.71% 20233	1,970	2,163
PT Indonesia Asahan Aluminium Tbk 6.53% 20283	2,570	3,040

Capital World Bond Fund — Page 18 of 31

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
PT Indonesia Asahan Aluminium Tbk 6.757% 20483	$655	$806
Public Service Co. of Colorado 2.25% 2022	246	246
Public Service Electric and Gas Co. 3.00% 2025	1,678	1,718
Public Service Electric and Gas Co. 3.20% 2029	4,118	4,265
Public Service Enterprise Group Inc. 2.875% 2024	1,725	1,743
Puget Energy, Inc. 6.50% 2020	4,118	4,346
Puget Energy, Inc. 5.625% 2022	224	240
Puget Energy, Inc. 3.65% 2025	1,574	1,612
Qatar (State of) 4.50% 20223	3,500	3,681
Qatar (State of) 3.875% 20233	3,355	3,523
Qatar (State of) 3.875% 2023	525	551
Qatar (State of) 4.50% 20283	20,275	22,716
Qatar (State of) 4.00% 20293	1,661	1,793
Qatar (State of) 5.103% 20483	2,495	2,978
QGOG Constellation SA 9.50% 20243,8,11	5,384	2,585
QUALCOMM Inc. 4.30% 2047	3,275	3,443
R.R. Donnelley & Sons Co. 6.50% 2023	450	447
Ras Laffan Liquefied Natural Gas III 5.838% 20273	8,000	9,096
Rayonier Advanced Materials Inc. 5.50% 20243	2,190	1,883
Realogy Corp. 5.25% 20213	950	917
Realogy Corp. 4.875% 20233	2,820	2,552
Realogy Corp. 9.375% 20273	1,535	1,353
Reynolds American Inc. 3.25% 2020	11,130	11,207
Reynolds American Inc. 5.85% 2045	3,540	3,819
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.652% 20236,7,9,12	1,373	1,372
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)1	15,000	15,573
Russian Federation 4.25% 2027	1,600	1,655
Russian Federation 4.375% 20293	400	415
Russian Federation 5.25% 2047	2,800	3,098
Russian Federation 5.25% 20473	400	443
Ryerson Inc. 11.00% 20223	2,675	2,830
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	50	50
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	3,945	3,881
San Diego Gas & Electric Co. 3.75% 2047	824	792
San Diego Gas & Electric Co. 4.15% 2048	935	975
San Diego Gas & Electric Co. 4.10% 2049	6,910	7,185
Santander Holdings USA, Inc. 4.45% 2021	19,225	19,993
Saudi Arabia (Kingdom of) 2.894% 20223	8,800	8,910
Saudi Arabia (Kingdom of) 2.875% 2023	1,500	1,520
Saudi Arabia (Kingdom of) 3.628% 20273	8,800	9,082
Saudi Arabia (Kingdom of) 3.625% 20283	17,255	17,755
Saudi Arabia (Kingdom of) 5.25% 20503	5,020	5,720
SCANA Corp. 4.75% 2021	2,483	2,545
SCANA Corp. 4.125% 2022	2,430	2,482
Scentre Group 2.375% 20213	1,425	1,420
Scentre Group 3.25% 20253	1,395	1,407
Scentre Group 3.50% 20253	3,250	3,324
Scentre Group 3.75% 20273	2,020	2,081
Scientific Games Corp. 8.25% 20263	2,305	2,426
Shell International Finance BV 1.375% 2019	9,000	8,983
Shell International Finance BV 3.50% 2023	22,076	23,187
Shell International Finance BV 3.875% 2028	5,350	5,863
Shell International Finance BV 3.75% 2046	2,090	2,213
Shell International Finance BV 4.00% 2046	665	730
Sherwin-Williams Co. 2.75% 2022	5,000	5,052

Capital World Bond Fund — Page 19 of 31

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Co. 3.125% 2024	$850	$865
Sherwin-Williams Co. 3.45% 2027	5,392	5,552
Sherwin-Williams Co. 4.50% 2047	1,500	1,601
Shire PLC 1.90% 2019	9,000	8,987
Shire PLC 2.40% 2021	17,963	17,932
Shire PLC 2.875% 2023	6,730	6,798
Shire PLC 3.20% 2026	1,690	1,708
Siemens AG 2.70% 20223	1,780	1,799
Siemens AG 2.35% 20263	8,881	8,677
Sirius XM Radio Inc. 3.875% 20223	3,175	3,199
Sirius XM Radio Inc. 4.625% 20243	1,715	1,759
South Africa (Republic of) 5.50% 2020	9,300	9,461
South Carolina Electric & Gas Co. 5.30% 2033	3,434	4,100
South Carolina Electric & Gas Co. 5.80% 2033	874	1,052
South Carolina Electric & Gas Co. 5.45% 2041	3,145	3,892
South Carolina Electric & Gas Co. 4.60% 2043	1,084	1,228
Southern California Edison Co. 3.40% 2023	962	981
Southern California Edison Co. 3.65% 2028	3,180	3,257
Southern California Edison Co. 4.20% 2029	1,555	1,656
Southern California Edison Co. 5.35% 2035	296	330
Southern California Edison Co. 4.875% 2049	419	471
Southern California Edison Co., Series C, 3.60% 2045	9,603	8,927
Southern California Edison Co., Series C, 4.125% 2048	5,079	5,123
Springleaf Finance Corp. 6.125% 2024	3,425	3,690
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	12,520	12,692
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	8,000	8,034
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	3,000	2,906
Sri Lanka (Democratic Socialist Republic of) 6.75% 20283	600	581
Staples, Inc. 7.50% 20263	8,425	8,396
Starwood Property Trust, Inc. 5.00% 2021	1,155	1,190
State Grid Overseas Investment Ltd. 3.50% 20273	27,000	27,974
State Grid Overseas Investment Ltd. 3.50% 2027	1,850	1,917
Statoil ASA 3.25% 2024	1,050	1,098
Sunoco LP 4.875% 2023	400	410
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)1,3	6,200	6,656
Takeda Pharmaceutical Co., Ltd. 3.80% 20203	8,305	8,457
Takeda Pharmaceutical Co., Ltd. 4.40% 20233	15,410	16,515
Takeda Pharmaceutical Co., Ltd. 5.00% 20283	10,022	11,356
Talen Energy Corp. 10.50% 20263	435	435
Talen Energy Corp. 7.25% 20273	935	961
Team Health Holdings, Inc. 6.375% 20253	5,025	3,869
Teco Finance, Inc. 5.15% 2020	270	275
Teekay Corp. 9.25% 20223	2,915	2,966
Teekay Offshore Partners LP 8.50% 20233	3,100	3,067
Tencent Holdings Ltd. 2.985% 2023	3,000	3,024
Tencent Holdings Ltd. 3.28% 20243	3,500	3,576
Tencent Holdings Ltd. 3.80% 2025	7,000	7,292
Tencent Holdings Ltd. 3.975% 20293	1,100	1,150
Tenet Healthcare Corp. 4.75% 2020	1,050	1,064
Tenet Healthcare Corp. 6.00% 2020	1,270	1,314
Tenet Healthcare Corp. 4.375% 2021	6,825	6,961
Tenet Healthcare Corp. 4.50% 2021	5,050	5,145
Tenet Healthcare Corp. 4.625% 2024	1,399	1,422
Teva Pharmaceutical Finance Co. BV 2.20% 2021	635	605

Capital World Bond Fund — Page 20 of 31

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Co. BV 2.80% 2023	$12,071	$10,502
Teva Pharmaceutical Finance Co. BV 6.00% 2024	6,781	6,421
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,935	13,989
Teva Pharmaceutical Finance Co. BV 4.10% 2046	27,720	18,952
Thomson Reuters Corp. 4.30% 2023	4,250	4,524
Thomson Reuters Corp. 5.65% 2043	2,980	3,359
Toronto-Dominion Bank 2.65% 2024	300	303
Total Capital International 2.875% 2022	1,115	1,135
Total Capital International 3.455% 2029	12,485	13,302
Toyota Motor Credit Corp. 3.20% 2027	4,830	5,043
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,672
TransCanada PipeLines Ltd. 4.25% 2028	8,175	8,834
Transocean Inc. 9.00% 20233	1,493	1,596
Travelers Companies, Inc. 4.00% 2047	2,195	2,428
Travelers Companies, Inc. 4.10% 2049	500	565
Trilogy International Partners, LLC 8.875% 20223	7,725	7,493
Tronox Ltd. 6.50% 20263	1,915	1,902
Turkey (Republic of) 7.00% 2020	11,125	11,391
Turkey (Republic of) 6.25% 2022	4,915	4,961
Turkey (Republic of) 7.25% 2023	6,010	6,222
Turkey (Republic of) 5.75% 2024	13,500	13,200
Turkey (Republic of) 4.875% 2043	625	488
Turkey (Republic of) 5.75% 2047	1,875	1,576
Twin River Worldwide Holdings, Inc. 6.75% 20273	145	152
U.S. Treasury 2.375% 2020	30,000	30,093
U.S. Treasury 2.375% 2021	150	151
U.S. Treasury 1.75% 2022	20,000	20,024
U.S. Treasury 1.375% 2023	14,040	13,837
U.S. Treasury 1.375% 2023	3,770	3,714
U.S. Treasury 1.625% 2023	18,000	17,931
U.S. Treasury 1.75% 2023	22,700	22,718
U.S. Treasury 2.50% 2023	75,300	77,409
U.S. Treasury 2.625% 2023	45,100	46,531
U.S. Treasury 2.75% 2023	91,350	94,986
U.S. Treasury 2.75% 2023	62,591	64,945
U.S. Treasury 2.75% 2023	24,000	24,920
U.S. Treasury 2.875% 2023	260	272
U.S. Treasury 2.00% 2024	7,800	7,886
U.S. Treasury 2.00% 2024	6,231	6,305
U.S. Treasury 2.25% 2024	172,250	176,172
U.S. Treasury 2.375% 2024	6,040	6,211
U.S. Treasury 2.75% 2025	68,290	71,878
U.S. Treasury 2.875% 2025	27,270	28,963
U.S. Treasury 2.875% 2025	72	76
U.S. Treasury 2.125% 2026	18,500	18,809
U.S. Treasury 2.25% 2026	1,600	1,640
U.S. Treasury 2.625% 2026	10,000	10,476
U.S. Treasury 2.25% 202713	88,200	90,259
U.S. Treasury 2.25% 2027	17,500	17,927
U.S. Treasury 2.75% 202813	185,057	196,717
U.S. Treasury 2.875% 2028	57,600	61,832
U.S. Treasury 2.875% 2028	880	945
U.S. Treasury 2.375% 2029	10,037	10,369
U.S. Treasury 2.625% 2029	3,220	3,395
U.S. Treasury 2.75% 204713	49,325	51,440

Capital World Bond Fund — Page 21 of 31

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 204813	$55,680	$61,000
U.S. Treasury 3.00% 204813	9,110	9,970
U.S. Treasury 3.125% 2048	736	825
U.S. Treasury 2.875% 2049	18,800	20,149
U.S. Treasury 3.00% 204913	22,676	24,881
U.S. Treasury Inflation-Protected Security 0.125% 20242	49,875	49,843
U.S. Treasury Inflation-Protected Security 0.50% 20242	987	1,000
U.S. Treasury Inflation-Protected Security 0.625% 20242,13	104,159	106,066
U.S. Treasury Inflation-Protected Security 0.375% 20252	31,245	31,625
U.S. Treasury Inflation-Protected Security 2.375% 20252,13	7,455	8,338
U.S. Treasury Inflation-Protected Security 0.375% 20272	3,134	3,167
U.S. Treasury Inflation-Protected Security 0.875% 20292	394,522	415,922
U.S. Treasury Inflation-Protected Security 1.375% 20442,13	42,262	48,088
U.S. Treasury Inflation-Protected Security 0.875% 20472,13	2,117	2,163
U.S. Treasury Inflation-Protected Security 1.00% 20492	762	808
Ukraine Government 7.75% 2021	3,000	3,142
Ukraine Government 7.75% 2027	2,300	2,371
Ukraine Government 7.375% 20323	810	798
Ultra Petroleum Corp. 11.00% 202411	3,270	1,275
UniCredit SpA 4.625% 20273	17,805	18,040
UniCredit SpA 5.861% 20321,3	24,255	23,251
Uniform Mortgage-Backed Security 3.00% 20344	7,000	7,136
Uniform Mortgage-Backed Security 3.50% 20494,10	497	508
Uniform Mortgage-Backed Security 4.00% 20494	15,770	16,296
Union Pacific Corp. 3.95% 2028	1,000	1,096
Union Pacific Corp. 3.70% 2029	4,000	4,297
Union Pacific Corp. 4.30% 2049	1,550	1,717
Unisys Corp. 10.75% 20223	1,850	2,051
United Mexican States 3.75% 2028	3,938	4,019
United Mexican States 4.75% 2044	1,122	1,174
United Technologies Corp. 3.35% 2021	3,000	3,067
United Technologies Corp. 3.65% 2023	5,500	5,762
United Technologies Corp. 4.125% 2028	4,100	4,506
UnitedHealth Group Inc. 2.70% 2020	2,330	2,340
UnitedHealth Group Inc. 2.125% 2021	10,000	9,986
UnitedHealth Group Inc. 3.75% 2025	2,160	2,310
Univision Communications Inc. 5.125% 20233	4,425	4,348
Valeant Pharmaceuticals International, Inc. 6.125% 20253	6,925	7,081
Valeant Pharmaceuticals International, Inc. 9.00% 20253	455	510
Valeant Pharmaceuticals International, Inc. 9.25% 20263	7,085	7,944
VEB Finance Ltd. 6.902% 20203	6,600	6,803
Venator Materials Corp. 5.75% 20253	3,010	2,773
Venezuela (Bolivarian Republic of) 7.00% 20188	60	15
Venezuela (Bolivarian Republic of) 7.75% 20198	1,074	286
Venezuela (Bolivarian Republic of) 6.00% 20208	883	240
Venezuela (Bolivarian Republic of) 12.75% 20228	80	23
Venezuela (Bolivarian Republic of) 9.00% 20238	1,289	354
Venezuela (Bolivarian Republic of) 8.25% 20248	279	77
Venezuela (Bolivarian Republic of) 7.65% 20258	120	33
Venezuela (Bolivarian Republic of) 11.75% 20268	60	17
Venezuela (Bolivarian Republic of) 9.25% 20278	159	47
Venezuela (Bolivarian Republic of) 9.25% 20288	2,498	684
Venezuela (Bolivarian Republic of) 11.95% 20318	99	29
Venezuela (Bolivarian Republic of) 7.00% 20388	99	26
Veritas Holdings Ltd. 7.50% 20233	2,000	1,880

Capital World Bond Fund — Page 22 of 31

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Vinci SA 3.75% 20293	$6,844	$7,357
Vine Oil & Gas LP 8.75% 20233	600	393
Virgin Australia Holdings Ltd. 8.50% 20193	1,150	1,168
Virginia Electric and Power Co. 2.95% 2026	3,037	3,089
Virginia Electric and Power Co. 3.80% 2028	1,977	2,120
Vodafone Group PLC 4.375% 2028	2,250	2,432
Vodafone Group PLC 5.25% 2048	3,075	3,405
Vodafone Group PLC 4.875% 2049	1,900	2,000
Volkswagen Group of America Finance, LLC 2.45% 20193	2,320	2,319
Volkswagen Group of America Finance, LLC 3.875% 20203	9,600	9,804
Volkswagen Group of America Finance, LLC 4.00% 20213	9,114	9,407
Volkswagen Group of America Finance, LLC 4.25% 20233	14,700	15,478
Volkswagen Group of America Finance, LLC 4.625% 20253	6,345	6,895
Volkswagen Group of America Finance, LLC 4.75% 20283	2,000	2,177
Wal-Mart Stores, Inc. 3.125% 2021	8,000	8,175
Wal-Mart Stores, Inc. 2.35% 2022	4,500	4,550
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,126
Wal-Mart Stores, Inc. 2.85% 2024	13,702	14,145
Wal-Mart Stores, Inc. 3.05% 2026	1,895	1,982
Wal-Mart Stores, Inc. 3.70% 2028	3,845	4,200
Wal-Mart Stores, Inc. 3.25% 2029	2,743	2,895
Warrior Met Coal, Inc. 8.00% 20243	2,537	2,646
WEA Finance LLC 2.70% 20193	9,285	9,285
WEA Finance LLC 3.25% 20203	3,795	3,831
Weatherford International PLC 4.50% 2022	660	338
Weatherford International PLC 8.25% 2023	11,475	6,053
Weatherford International PLC 9.875% 2024	1,000	528
Weatherford International PLC 9.875% 2025	1,050	551
Weatherford International PLC 6.50% 2036	2,125	1,105
Weatherford International PLC 6.75% 2040	1,985	1,022
Westinghouse Air Brake Technologies Corp. 4.40% 20241	4,329	4,584
Westlake Chemical Corp. 5.00% 2046	260	270
Westlake Chemical Corp. 4.375% 2047	1,005	948
Williams Partners LP 4.125% 2020	1,625	1,655
Wind Tre SpA 5.00% 20263	3,325	3,235
WM. Wrigley Jr. Co. 3.375% 20203	2,270	2,301
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20233	4,825	4,831
YES Bank Ltd. 3.75% 2023	3,215	2,988
Ziggo Bond Finance BV 5.50% 20273	3,750	3,833
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,117
		5,917,677
Total bonds, notes & other debt instruments (cost: $12,800,163,000)		13,189,563
Convertible bonds 0.00% U.S. dollars 0.00%
Gogo Inc., convertible notes, 6.00% 20223	435	402
Total convertible bonds (cost: $435,000)		402

Capital World Bond Fund — Page 23 of 31

unaudited

Convertible stocks 0.02% U.S. dollars 0.02%	Shares	Value (000)
Associated Materials, LLC, 14.00% convertible preferred 20209,12	2,750	$2,741
Total convertible stocks (cost: $2,640,000)		2,741
Common stocks 0.02% U.S. dollars 0.02%
Tribune Resources, Inc.9,14	514,396	1,350
Advanz Pharma Corp.14,15	52,958	875
Advanz Pharma Corp.14	19,714	325
Corporate Risk Holdings I, Inc.9,12,14	91,424	11
Cornerstone Building Brands Inc.14,15	815	5
Total common stocks (cost: $6,027,000)		2,566
Rights & warrants 0.00% U.S. dollars 0.00%
Tribune Resources, Inc., Class A, warrants, expire 20239,12,14	173,187	29
Tribune Resources, Inc., Class B, warrants, expire 20239,12,14	134,701	16
Tribune Resources, Inc., Class C, warrants, expire 20239,12,14	126,325	11
Associated Materials, LLC, warrants, expire 20239,12,14	39,066	—5
Total rights & warrants (cost: $26,000)		56
Short-term securities 6.68% Other short-term securities 4.65%	Principal amount (000)
Argentinian Treasury Bills (16.29%)–2.81% due 4/30/2020–7/31/2020	ARS390,408	9,735
Egyptian Treasury Bills 14.91%–16.24% due 7/2/2019–12/31/2019	EGP834,700	47,564
Greek Treasury Bill 0.41% due 12/6/2019	€51,350	58,305
Italian Treasury Bill 0.06% due 5/14/2020	17,460	19,862
Japanese Treasury Bill (0.15%) due 8/19/2019	¥40,150,000	372,470
Nigerian Treasury Bills 12.23%–14.34% due 8/1/2019–3/5/2020	NGN35,835,950	95,015
United Kingdom Treasury Bills 0.72% due 10/14/2019–10/21/2019	£45,780	58,013
		660,964
Money market investments 2.03%	Shares
Capital Group Central Cash Fund	2,878,418	287,813
Total short-term securities (cost: $942,359,000)		948,777
Total investment securities 99.58% (cost: $13,751,650,000)		14,144,105
Other assets less liabilities 0.42%		59,968
Net assets 100.00%		$14,204,073

Capital World Bond Fund — Page 24 of 31

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount16 (000)	Value at 6/30/201917 (000)	Unrealized appreciation (depreciation) at 6/30/2019 (000)
30 Day Federal Funds Futures	Short	172	July 2019	$(71,672)	$(69,977)	$25
90 Day Euro Dollar Futures	Long	6,590	September 2019	1,647,500	1,614,468	1,493
90 Day Euro Dollar Futures	Short	6,590	September 2020	(1,647,500)	(1,621,881)	(1,071)
2 Year Euro-Schatz Futures	Long	297	September 2019	€29,700	37,921	57
2 Year U.S. Treasury Note Futures	Short	3,672	October 2019	$(734,400)	(790,140)	(1,921)
5 Year Euro-Bobl Futures	Long	567	September 2019	€56,700	86,678	364
5 Year U.S. Treasury Note Futures	Long	5,363	October 2019	$536,300	633,672	7,071
10 Year Euro-Bund Futures	Short	912	September 2019	€(91,200)	(179,137)	(1,992)
10 Year U.S. Treasury Note Futures	Long	1,919	September 2019	$191,900	245,572	4,263
10 Year Ultra U.S. Treasury Note Futures	Short	1,229	September 2019	(122,900)	(169,756)	(3,369)
20 Year U.S. Treasury Bond Futures	Long	715	September 2019	71,500	111,249	389
30 Year Euro-Buxl Futures	Long	219	September 2019	€21,900	50,527	1,684
30 Year Ultra U.S. Treasury Bond Futures	Long	63	September 2019	$6,300	11,186	152
						$7,145

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2019 (000)
Purchases (000)	Sales (000)
USD37,225	CNY252,700	Citibank	7/5/2019	$431
CNY252,700	USD37,569	Citibank	7/5/2019	(776)
GBP100,000	USD127,566	Morgan Stanley	7/8/2019	(505)
USD58,640	GBP46,550	Morgan Stanley	7/8/2019	(507)
EUR43,025	USD48,524	Bank of America, N.A.	7/10/2019	450
JPY3,402,100	USD31,587	HSBC Bank	7/10/2019	(2)
USD789	EUR700	Bank of America, N.A.	7/10/2019	(7)
USD2,670	CNH18,500	HSBC Bank	7/10/2019	(22)
USD2,729	EUR2,430	Goldman Sachs	7/10/2019	(37)
USD3,691	EUR3,295	HSBC Bank	7/10/2019	(59)
USD7,475	EUR6,677	JPMorgan Chase	7/10/2019	(125)
USD6,157	CAD8,265	Bank of America, N.A.	7/10/2019	(156)
USD8,222	THB257,294	Citibank	7/10/2019	(171)
USD6,863	MXN135,660	Morgan Stanley	7/10/2019	(191)
USD2,160	INR151,510	JPMorgan Chase	7/11/2019	(32)
AUD19,050	USD13,047	Goldman Sachs	7/12/2019	334
NOK36,250	EUR3,696	Citibank	7/12/2019	44
GBP11,900	USD15,170	JPMorgan Chase	7/12/2019	(47)
USD13,333	AUD19,050	Citibank	7/12/2019	(48)
USD53,939	ILS194,000	Goldman Sachs	7/12/2019	(468)
INR4,332,000	USD62,268	Citibank	7/15/2019	353
EUR34,344	USD38,766	JPMorgan Chase	7/15/2019	344
USD12,784	EUR11,326	JPMorgan Chase	7/15/2019	(113)
USD15,020	CNH104,100	HSBC Bank	7/15/2019	(131)
USD61,066	INR4,332,000	Standard Chartered Bank	7/15/2019	(1,555)
AUD27,600	USD18,957	UBS AG	7/16/2019	432
ILS49,100	USD13,757	HSBC Bank	7/16/2019	16
USD1,065	ILS3,800	HSBC Bank	7/16/2019	(1)

Capital World Bond Fund — Page 25 of 31

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2019 (000)
Purchases (000)	Sales (000)
USD192	EUR170	Bank of New York Mellon	7/16/2019	$(2)
USD384	CAD510	Bank of America, N.A.	7/16/2019	(5)
USD3,333	NZD5,000	Bank of America, N.A.	7/16/2019	(27)
USD3,026	CNH21,000	Citibank	7/16/2019	(31)
USD20,331	EUR17,880	JPMorgan Chase	7/16/2019	(31)
USD19,345	AUD27,600	Bank of America, N.A.	7/16/2019	(44)
USD8,879	CNH61,630	JPMorgan Chase	7/16/2019	(91)
EUR238,500	USD270,607	Bank of America, N.A.	7/17/2019	1,032
JPY6,138,000	USD56,705	Bank of America, N.A.	7/17/2019	313
GBP52,378	USD66,521	JPMorgan Chase	7/17/2019	62
SEK31,966	EUR3,000	UBS AG	7/17/2019	31
EUR1,500	USD1,702	JPMorgan Chase	7/17/2019	6
USD4,902	GBP3,860	JPMorgan Chase	7/17/2019	(5)
USD588	EUR523	Standard Chartered Bank	7/17/2019	(8)
EUR49,500	USD56,425	JPMorgan Chase	7/17/2019	(47)
USD9,987	EUR8,890	JPMorgan Chase	7/17/2019	(138)
USD43,274	EUR38,140	Bank of America, N.A.	7/17/2019	(165)
USD121	GBP95	JPMorgan Chase	7/18/2019	—5
USD3,484	AUD5,000	Goldman Sachs	7/18/2019	(29)
USD50,149	INR3,495,000	Standard Chartered Bank	7/18/2019	(354)
KRW19,197,000	USD16,238	Goldman Sachs	7/19/2019	399
KRW6,569,940	USD5,553	JPMorgan Chase	7/19/2019	141
JPY1,785,000	USD16,504	UBS AG	7/19/2019	80
USD4,111	CNH28,350	UBS AG	7/19/2019	(15)
USD7,014	AUD10,083	JPMorgan Chase	7/19/2019	(70)
USD18,994	CNH131,750	Bank of America, N.A.	7/19/2019	(182)
USD38,566	BRL150,210	Citibank	7/19/2019	(474)
EUR92,000	USD104,023	Morgan Stanley	7/22/2019	806
CAD134,150	USD101,741	Citibank	7/22/2019	759
USD2,889	THB89,810	UBS AG	7/22/2019	(42)
USD9,860	EUR8,720	Morgan Stanley	7/22/2019	(76)
USD20,130	INR1,403,450	Goldman Sachs	7/22/2019	(139)
EUR198,295	USD223,579	Goldman Sachs	7/23/2019	2,384
USD3,446	AUD5,000	Standard Chartered Bank	7/23/2019	(68)
EUR31,164	PLN132,875	Goldman Sachs	7/23/2019	(101)
USD27,424	EUR24,323	Goldman Sachs	7/23/2019	(293)
CLP125,668,000	USD183,937	JPMorgan Chase	7/24/2019	1,593
NOK24,543	EUR2,500	HSBC Bank	7/24/2019	31
USD1,898	EUR1,675	Standard Chartered Bank	7/24/2019	(11)
USD32,679	ILS117,650	Standard Chartered Bank	7/24/2019	(341)
USD52,074	EUR46,205	Goldman Sachs	7/24/2019	(583)
EUR22,735	USD25,547	JPMorgan Chase	7/25/2019	365
EUR11,423	USD12,813	JPMorgan Chase	7/25/2019	206
ZAR37,850	USD2,588	JPMorgan Chase	7/25/2019	90
USD30,764	CNH210,900	Standard Chartered Bank	7/25/2019	69
KRW4,419,640	USD3,762	Citibank	7/25/2019	68
THB344,000	USD11,183	HSBC Bank	7/25/2019	41
THB272,000	USD8,847	UBS AG	7/25/2019	28
NOK14,691	EUR1,500	JPMorgan Chase	7/25/2019	14
EUR2,450	USD2,796	Bank of America, N.A.	7/25/2019	(4)
USD5,304	GBP4,230	JPMorgan Chase	7/25/2019	(76)

Capital World Bond Fund — Page 26 of 31

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2019 (000)
Purchases (000)	Sales (000)
USD19,389	CNH134,500	HSBC Bank	7/25/2019	$(186)
USD27,425	INR1,920,000	JPMorgan Chase	7/25/2019	(295)
USD32,905	EUR29,335	JPMorgan Chase	7/25/2019	(529)
USD38,950	THB1,216,600	HSBC Bank	7/25/2019	(747)
EUR103,663	USD117,451	Bank of America, N.A.	7/26/2019	707
AUD54,200	USD37,518	Morgan Stanley	7/26/2019	572
SEK946,300	USD101,872	Citibank	7/26/2019	257
USD79,721	JPY8,562,092	UBS AG	7/26/2019	128
USD40,942	CNH280,500	JPMorgan Chase	7/26/2019	118
USD10,329	GBP8,130	Bank of America, N.A.	7/26/2019	(11)
USD16,820	MYR69,920	HSBC Bank	7/26/2019	(93)
USD19,750	EUR17,431	Bank of America, N.A.	7/26/2019	(119)
USD41,074	AUD59,200	JPMorgan Chase	7/26/2019	(530)
CAD132,150	USD100,550	HSBC Bank	7/29/2019	438
USD10,130	EUR9,018	Bank of America, N.A.	7/29/2019	(151)
EUR25,680	USD29,101	Citibank	8/5/2019	193
GBP43,590	USD55,358	Bank of America, N.A.	8/5/2019	105
CHF5,200	USD5,321	Morgan Stanley	8/5/2019	26
USD4,775	GBP3,760	Bank of America, N.A.	8/5/2019	(9)
JPY805,490	USD7,519	Morgan Stanley	8/5/2019	(26)
USD21,298	EUR18,630	Citibank	8/6/2019	44
EUR4,250	USD4,859	Citibank	8/6/2019	(10)
USD10,087	INR710,000	Standard Chartered Bank	8/6/2019	(148)
USD127,244	CNH875,400	JPMorgan Chase	8/6/2019	(153)
JPY2,404,970	USD21,792	Morgan Stanley	8/8/2019	586
USD2,549	EUR2,255	Morgan Stanley	8/19/2019	(26)
USD4,675	EUR4,160	UBS AG	8/19/2019	(75)
NOK340,300	USD38,838	HSBC Bank	8/22/2019	1,122
AUD42,130	USD28,888	Goldman Sachs	8/22/2019	743
NOK169,600	USD19,604	Bank of America, N.A.	8/22/2019	312
USD29,221	AUD42,130	Bank of America, N.A.	8/22/2019	(410)
USD58,068	EUR51,650	Goldman Sachs	8/22/2019	(932)
JPY6,356,000	USD58,165	Standard Chartered Bank	8/28/2019	1,063
USD58,865	JPY6,356,000	Morgan Stanley	8/28/2019	(362)
JPY1,767,040	USD16,388	Standard Chartered Bank	9/5/2019	87
USD10,153	IDR147,905,420	Standard Chartered Bank	9/11/2019	(226)
USD120,495	CNH837,200	HSBC Bank	9/18/2019	(1,291)
INR1,290,000	USD18,400	HSBC Bank	9/20/2019	88
USD33,254	INR2,330,000	JPMorgan Chase	9/20/2019	(140)
USD23,037	THB730,000	Citibank	9/20/2019	(814)
USD2,144	EUR1,870	Bank of America, N.A.	9/27/2019	2
USD1,433	EUR1,250	JPMorgan Chase	9/27/2019	1
USD3,580	EUR3,130	Morgan Stanley	9/27/2019	(5)
USD251	BRL1,000	JPMorgan Chase	10/1/2019	(7)
USD1,800	EUR1,570	Bank of America, N.A.	12/12/2019	(9)
USD16,174	BRL64,000	Morgan Stanley	12/16/2019	(229)
BRL64,000	USD17,004	Citibank	12/16/2019	(601)
BRL3,030	USD775	JPMorgan Chase	12/18/2019	2
BRL108,000	USD27,690	JPMorgan Chase	12/18/2019	(16)
BRL76,970	USD19,771	JPMorgan Chase	12/18/2019	(48)
USD57,397	BRL230,000	Citibank	12/18/2019	(1,540)

Capital World Bond Fund — Page 27 of 31

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2019 (000)
Purchases (000)	Sales (000)
BRL23,700	USD6,190	Morgan Stanley	12/20/2019	$(118)
BRL48,300	USD12,889	HSBC Bank	12/20/2019	(514)
USD17,923	BRL72,000	HSBC Bank	12/20/2019	(523)
USD58,131	BRL227,500	JPMorgan Chase	1/2/2020	(88)
USD1,065	EUR910	JPMorgan Chase	3/20/2020	10
USD2,099	EUR1,815	JPMorgan Chase	3/26/2020	(8)
USD23,221	EUR20,095	Bank of America, N.A.	3/26/2020	(99)
USD10,092	BRL40,000	JPMorgan Chase	4/1/2020	(63)
USD4,329	BRL17,700	JPMorgan Chase	4/1/2020	(165)
USD20,378	BRL83,000	JPMorgan Chase	4/1/2020	(693)
				$(2,888)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)
2.33%	U.S. EFFR	7/31/2019	$153,000	$(5)	$—	$(5)
2.305%	U.S. EFFR	7/31/2019	153,000	(9)	—	(9)
2.336%	U.S. EFFR	7/31/2019	305,000	(9)	—	(9)
2.328%	U.S. EFFR	7/31/2019	614,000	(22)	(1)	(21)
2.321%	U.S. EFFR	7/31/2019	922,500	(39)	—	(39)
U.S. EFFR	2.0275%	9/18/2019	273,000	—5	—	—5
U.S. EFFR	1.846%	6/7/2020	47,000	(28)	—	(28)
1.755%	U.S. EFFR	6/21/2020	47,000	(7)	—	(7)
U.S. EFFR	2.429%	12/27/2020	10,000	(118)	—	(118)
2.354%	U.S. EFFR	2/8/2021	23,500	279	—	279
0.163%	3-month SEK-STIBOR	2/10/2021	SKr600,000	168	—	168
EONIA	(0.2051)%	3/5/2021	€65,000	(259)	—	(259)
0.175%	3-month SEK-STIBOR	3/23/2021	SKr1,837,700	530	—	530
0.17%	3-month SEK-STIBOR	3/23/2021	1,837,700	520	—	520
0.1675%	3-month SEK-STIBOR	3/23/2021	1,837,700	515	—	515
0.1775%	3-month SEK-STIBOR	3/23/2021	786,500	229	—	229
2.103%	U.S. EFFR	3/28/2021	$35,000	311	—	311
U.S. EFFR	2.0775%	4/1/2021	11,900	(101)	—	(101)
2.08125%	U.S. EFFR	5/23/2021	17,500	169	—	169
3-month USD-LIBOR	2.312%	5/23/2021	35,000	(321)	—	(321)
1.7775%	3-month USD-LIBOR	6/21/2021	36,000	(18)	—	(18)
(0.0385)%	EONIA	12/4/2021	€338,800	3,984	—	3,984
(0.044)%	EONIA	12/11/2021	43,390	505	—	505
1.71375%	3-month Canada BA	6/3/2022	C$50,000	(24)	—	(24)
1.2137%	3-month AUD-BBSW	6/4/2022	A$48,000	175	—	175
1.7125%	3-month Canada BA	6/4/2022	C$46,000	(23)	—	(23)
1.2217%	3-month AUD-BBSW	6/5/2022	A$49,000	186	—	186
3-month USD-LIBOR	1.8805%	6/5/2022	$67,000	(260)	—	(260)
1.4322%	3-month NZD-BBR-FRA	6/6/2022	NZ$52,000	77	—	77
1.426%	3-month NZD-BBR-FRA	6/6/2022	50,000	68	—	68
3-month USD-LIBOR	1.8402%	6/6/2022	$33,000	(90)	—	(90)

Capital World Bond Fund — Page 28 of 31

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2019 (000)
3-month USD-LIBOR	1.888%	6/6/2022	$32,900	$(135)	$—	$(135)
3-month USD-LIBOR	1.893%	6/6/2022	79,100	(335)	—	(335)
1.1308%	6-month GBP-LIBOR	1/11/2023	£26,600	318	—	318
7.7225%	28-day MXN-TIIE	3/18/2024	MXN1,341,000	1,256	—	1,256
3-month USD-LIBOR	2.18075%	3/29/2024	$9,100	(180)	—	(180)
3-month USD-LIBOR	2.194%	3/29/2024	9,200	(188)	—	(188)
3-month USD-LIBOR	2.21875%	3/29/2024	9,700	(209)	—	(209)
3-month USD-LIBOR	2.221%	4/1/2024	9,000	(195)	—	(195)
2.925%	3-month USD-LIBOR	12/7/2025	18,000	964	—	964
1.3798%	6-month GBP-LIBOR	1/11/2028	£18,350	719	—	719
0.37855%	6-month JPY-LIBOR	10/12/2028	¥4,200,000	1,397	—	1,397
U.S. EFFR	2.398%	2/8/2029	$5,000	(315)	—	(315)
3-month USD-LIBOR	2.3665%	3/27/2029	7,700	(292)	—	(292)
3-month USD-LIBOR	2.4745%	4/3/2029	6,300	(300)	—	(300)
3-month USD-LIBOR	1.9675%	6/21/2029	7,700	(8)	—	(8)
3-month USD-LIBOR	3.025%	12/7/2030	10,000	(895)	—	(895)
1.5598%	6-month GBP-LIBOR	1/11/2038	£10,700	819	—	819
					$(1)	$8,805

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2019 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2019 (000)
1.00%/Quarterly	CDX.NA.IG.32	6/20/2024	$363,890	$7,859	$7,231	$628

Capital World Bond Fund — Page 29 of 31

unaudited

1	Step bond; coupon rate may change at a later date.
2	Index-linked bond whose principal amount moves with a government price index.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,209,609,000, which represented 8.52% of the net assets of the fund.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Amount less than one thousand.
6	Coupon rate may change periodically.
7	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $20,401,000, which represented .14% of the net assets of the fund.
8	Scheduled interest and/or principal payment was not received.
9	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,192,000, which represented .04% of the net assets of the fund.
10	Purchased on a TBA basis.
11	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
12	Value determined using significant unobservable inputs.
13	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $28,493,000, which represented .20% of the net assets of the fund.
14	Security did not produce income during the last 12 months.
15	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
16	Notional amount is calculated based on the number of contracts and notional contract size.
17	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp.	8/31/2018	$670	$875.01%
Cornerstone Building Brands Inc.	11/16/2018	17	5.00
Total private placement securities		$687	$880.01%

Key to abbreviations and symbols
ARS = Argentine pesos	ILS = Israeli shekels
AUD/A$ = Australian dollars	INR = Indian rupees
BA = Banker’s acceptances	JPY/¥ = Japanese yen
BBR = Bank Base Rate	KRW = South Korean won
BBSW = Bank Bill Swap Rate	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CHF = Swiss francs	NGN = Nigerian naira
CLP = Chilean pesos	NOK/NKr = Norwegian kroner
CNH/CNY = Chinese yuan renminbi	NZD/NZ$ = New Zealand dollars
COP = Colombian pesos	PEN = Peruvian nuevos soles
CZK = Czech korunas	PLN = Polish zloty
DKr = Danish kroner	RON = Romanian leu
DOP = Dominican pesos	RUB = Russian rubles
EFFR = Effective Federal Funds Rate	SEK/SKr = Swedish kronor
EGP = Egyptian pounds	STIBOR = Stockholm Interbank Offered Rate
EONIA = Euro Overnight Index Average	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
FRA = Forward Rate Agreement	TRY = Turkish lira
GBP/£ = British pounds	USD/$ = U.S. dollars
GHS = Ghanaian cedi	UYU = Uruguayan pesos
ICE = Intercontinental Exchange, Inc.	ZAR = South African rand
IDR = Indonesian rupiah	ZMW = Zambian kwacha

Capital World Bond Fund — Page 30 of 31

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-031-0819O-S73141	Capital World Bond Fund — Page 31 of 31

 ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 30, 2019